FINANCIAL STATEMENTS

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Years Ended December 31, 2023 and 2022

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Financial Statements

Years Ended December 31, 2023 and 2022

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Financial Life Insurance Company and the Contract Owners of ML of New York Variable Annuity Separate Account D

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of ML of New York Variable Annuity Separate Account D indicated in the table below as of December 31, 2023, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of ML of New York Variable Annuity Separate Account D as of December 31, 2023, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2023, in conformity with accounting principles generally accepted in the United States of America.

AB Discovery Value Class A Shares	Invesco American Franchise Fund Class A Shares
AB International Value Class A Shares	Invesco Capital Appreciation Class A Shares
AB Large Cap Growth Class A Shares	Invesco Charter Class A Shares
AB Relative Value Class A Shares	Invesco Comstock Class A Shares
AB Value Class A Shares	Invesco Discovery Mid Cap Growth Class A Shares
American Funds - EuroPacific Growth Fund® Class F -1 Shares	Invesco Equity and Income Class A Shares
American Funds - Growth Fund of America® Class F -1 Shares	Invesco Fundamental Alternatives Class A Shares
American Funds - Income Fund of America® Class F -1 Shares	Invesco Global Class A Shares
American Funds - Investment Company of America® Class F -1 Shares	Invesco Main Street Class A Shares
American Funds - The Bond Fund of America® Class A Shares	Invesco Main Street Mid Cap Class A Shares
American Funds - The Bond Fund of America® Class F -1 Shares	Invesco Value Opportunities Class A Shares
American Funds - The Growth Fund of America® Class A Shares	Janus Henderson Enterprise Class A Shares
American Funds - The Income Fund of America® Class A Shares	Janus Henderson Forty Class A Shares
American Funds - The Investment Company of America® Class A Shares	JPMorgan Small Cap Growth Class A Shares
AMG Renaissance Large Cap Growth Class N Shares	Lord Abbett Affiliated Class A Shares
BlackRock Advantage Global Investor A Shares	Lord Abbett Bond-Debenture Class A Shares
BlackRock Advantage International Investor A Shares	Lord Abbett Mid Cap Stock Class A Shares
BlackRock Advantage Large Cap Core Investor A Shares	MFS® Growth Class A Shares
BlackRock Advantage Large Cap Value Investor A Shares	MFS® Mid Cap Growth Class A Shares
BlackRock Advantage SMID Investor A Shares	MFS® Research International Class A Shares

BlackRock Capital Appreciation Investor A Shares	PIMCO CommodityRealReturn Strategy Class A Shares
BlackRock Global Allocation Investor A Shares	PIMCO Low Duration Class A Shares
BlackRock High Yield Bond Investor A Shares	PIMCO Real Return Class A Shares
BlackRock Impact Mortgage Investor A Shares	PIMCO Total Return Class A Shares
BlackRock International Investor A Shares	Pioneer Class A Shares
BlackRock iShares MSCI EAFE International Index Investor A Shares	Pioneer High Yield Class A Shares
BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares	Pioneer Select Mid Cap Growth Class A Shares
BlackRock iShares S&P 500 Index Investor A Shares	Putnam International Equity Class A Shares
BlackRock Large Cap Focus Growth Investor A Shares	Putnam Large Cap Growth Class A Shares
BlackRock Large Cap Focus Value Investor A Shares	Putnam Large Cap Value Class A Shares
BlackRock Low Duration Bond Investor A Shares	TA Aegon Sustainable Equity Income Service Class
BlackRock Total Return Investor A Shares	TA Asset Allocation - Conservative Class A Shares
BNY Mellon Appreciation Investor Shares	TA Asset Allocation - Moderate Class A Shares
Cohen & Steers Real Estate Securities Class A Shares	TA Asset Allocation - Moderate Growth Class A Shares
Columbia Large Cap Growth Opportunity Class A Shares	TA BlackRock Government Money Market Initial Class
Columbia Select Mid Cap Growth Class A Shares	TA Bond Class A Shares
Columbia Select Small Cap Value Class A Shares	TA International Focus Initial Class
Davis New York Venture Class A Shares	TA JPMorgan Mid Cap Value Service Class
Delaware Mid Cap Growth Equity Class A Shares	TA Multi-Managed Balanced Class A Shares
Eaton Vance Floating-Rate Class A Shares	TA Small/Mid Cap Value Class A Shares
Eaton Vance Large-Cap Value Class A Shares	TA Sustainable Equity Income Class A Shares
Federated Hermes Equity Income Class A Shares	TA T. Rowe Price Small Cap Service Class
Federated Hermes Kaufmann Class A Shares	TA TS&W International Equity Service Class
Fidelity Advisor® Equity Growth Class A Shares	TA US Growth Class A Shares
Fidelity Advisor® Overseas Class A Shares	TA WMC US Growth Service Class
Fidelity Advisor® Stock Selector Mid Cap Class A Shares	Virtus AllianzGI Dividend Value Class A Shares
Franklin Templeton Growth Class A Shares	Virtus AllianzGI Small-Cap Value Class A Shares

Basis for Opinions

These financial statements are the responsibility of the Transamerica Financial Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of ML of New York Variable Annuity Separate Account D based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of ML of New York Variable Annuity Separate Account D in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2023 by correspondence with the custodian, the transfer agents, or the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 19, 2024

We have served as the auditor of one or more of the subaccounts of ML of New York Variable Annuity Separate Account D since 2014.

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Assets and Liabilities

December 31, 2023

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

AB Discovery Value Class A Shares	4,105.012	$83,942	$88,217	$-	$88,217	2,477	$35.194217	$38.005419
AB International Value Class A Shares	3,587.973	42,711	51,487	-	51,487	7,192	7.027134	7.515931
AB Large Cap Growth Class A Shares	3,439.489	167,741	282,760	5	282,765	3,383	83.581876	83.581876
AB Relative Value Class A Shares	39,316.734	215,577	239,832	(1)	239,831	4,866	49.288579	49.288579
AB Value Class A Shares	0.111	2	2	(2)	-	-	20.858820	22.525218
American Funds - EuroPacific Growth Fund® Class F -1 Shares	2,015.538	98,412	109,706	(2)	109,704	4,252	25.233560	27.249901
American Funds - Growth Fund of America® Class F -1 Shares	9,850.271	515,493	616,725	(1)	616,724	12,577	48.343334	52.205967
American Funds - Income Fund of America® Class F -1 Shares	4,681.125	107,982	109,351	-	109,351	4,199	25.946882	28.019995
American Funds - Investment Company of America® Class F -1 Shares	1,872.869	77,948	94,074	-	94,074	2,347	38.577333	41.659675
American Funds - The Bond Fund of America® Class A Shares	17,402.357	219,292	199,953	(61)	199,892	12,840	15.567785	15.567785
American Funds - The Bond Fund of America® Class F -1 Shares	3,861.988	45,127	44,374	(121)	44,253	3,684	12.011020	12.970710
American Funds - The Growth Fund of America® Class A Shares	35,864.791	1,802,121	2,265,220	-	2,265,220	31,099	72.838328	72.838328
American Funds - The Income Fund of America® Class A Shares	34,190.781	752,147	801,432	26	801,458	20,580	38.943661	38.943661
American Funds - The Investment Company of America® Class A Shares	29,922.632	1,154,551	1,508,101	(2)	1,508,099	26,790	56.293145	56.293145
AMG Renaissance Large Cap Growth Class N Shares	627.132	8,992	10,417	-	10,417	504	20.400682	20.931984
BlackRock Advantage Global Investor A Shares	896.026	17,679	21,101	1	21,102	594	34.186765	36.917471
BlackRock Advantage International Investor A Shares	-	-	-	-	-	-	19.344883	20.320433
BlackRock Advantage Large Cap Core Investor A Shares	3,873.551	61,671	73,288	(2)	73,286	1,820	38.761663	41.857362
BlackRock Advantage Large Cap Value Investor A Shares	5,587.165	146,925	162,475	-	162,475	5,443	29.789138	32.168360
BlackRock Advantage SMID Investor A Shares	17,415.662	469,565	432,779	(7)	432,772	8,458	30.956983	52.857197
BlackRock Capital Appreciation Investor A Shares	53,167.879	1,423,907	1,695,524	92	1,695,616	31,743	47.163334	61.531638
BlackRock Global Allocation Investor A Shares	143,024.878	2,615,430	2,614,495	(2)	2,614,493	85,235	23.834081	38.897589
BlackRock High Yield Bond Investor A Shares	58,385.967	393,536	411,037	(620)	410,417	25,171	16.048530	16.857797
BlackRock Impact Mortgage Investor A Shares	66,500.005	692,625	614,460	2	614,462	63,442	9.272337	9.745882
BlackRock International Investor A Shares	955.528	14,967	18,279	1	18,280	1,141	15.549329	16.338527
BlackRock iShares MSCI EAFE International Index Investor A Shares	-	-	-	-	-	-	19.049736	20.571587
BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares	-	-	-	-	-	-	30.886061	33.353345
BlackRock iShares S&P 500 Index Investor A Shares	2,290.916	896,112	1,279,958	22	1,279,980	40,798	30.323460	31.648854
BlackRock Large Cap Focus Growth Investor A Shares	11,405.375	51,793	70,713	1	70,714	4,485	15.650928	15.907731
BlackRock Large Cap Focus Value Investor A Shares	81,546.722	1,473,496	1,468,656	16	1,468,672	39,394	29.915467	46.307648
BlackRock Low Duration Bond Investor A Shares	-	-	-	-	-	-	9.809261	10.310151
BlackRock Total Return Investor A Shares	191,527.713	2,075,527	1,922,938	(817)	1,922,121	140,209	12.628402	14.495627
BNY Mellon Appreciation Investor Shares	7,386.483	274,734	301,073	(9)	301,064	7,524	38.947224	42.058130
Cohen & Steers Real Estate Securities Class A Shares	-	-	-	-	-	-	30.970310	33.444244
Columbia Large Cap Growth Opportunity Class A Shares	385.186	4,743	5,450	-	5,450	234	22.960414	23.628988
Columbia Select Mid Cap Growth Class A Shares	-	-	-	-	-	-	24.687271	25.975567
Columbia Select Small Cap Value Class A Shares	36,547.509	565,644	679,053	13	679,066	12,850	52.846130	52.846130
Davis New York Venture Class A Shares	29,320.719	796,481	778,465	(1)	778,464	17,975	31.323834	47.703579
Delaware Mid Cap Growth Equity Class A Shares	5,332.988	90,168	84,688	1	84,689	2,393	34.397373	36.263553

See accompanying notes.	2

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Assets and Liabilities

December 31, 2023

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

Eaton Vance Floating-Rate Class A Shares	301.644	$2,597	$2,624	$(63)	$2,561	157	$15.056436	$16.259436
Eaton Vance Large-Cap Value Class A Shares	2,669.770	58,434	63,247	(2)	63,245	2,747	22.260193	23.808062
Federated Hermes Equity Income Class A Shares	2,204.041	46,574	48,820	(87)	48,733	2,688	18.108206	18.899834
Federated Hermes Kaufmann Class A Shares	26,561.755	116,943	139,449	(9)	139,440	3,823	35.969777	38.843463
Fidelity Advisor® Equity Growth Class A Shares	8,332.498	130,341	142,319	1	142,320	1,884	55.478840	75.552571
Fidelity Advisor® Overseas Class A Shares	0.102	6	3	(3)	-	-	33.360601	33.360601
Fidelity Advisor® Stock Selector Mid Cap Class A Shares	-	-	-	-	-	-	54.830182	54.830182
Franklin Templeton Growth Class A Shares	724.827	15,810	18,519	(1)	18,518	860	17.798745	27.428072
Invesco American Franchise Fund Class A Shares	848.151	16,445	19,134	9	19,143	642	29.820863	29.820863
Invesco Capital Appreciation Class A Shares	768.894	38,023	49,440	-	49,440	1,313	36.229758	39.123697
Invesco Charter Class A Shares	851.985	14,784	14,467	24	14,491	499	29.062268	29.062268
Invesco Comstock Class A Shares	48,211.217	1,256,027	1,317,130	(1)	1,317,129	31,872	33.522672	55.762880
Invesco Discovery Mid Cap Growth Class A Shares	5,770.677	133,847	135,784	-	135,784	9,884	13.737537	13.737537
Invesco Equity and Income Class A Shares	7,080.680	72,049	71,373	12	71,385	1,841	38.773197	38.773197
Invesco Fundamental Alternatives Class A Shares	1,130.565	27,259	27,054	-	27,054	1,695	15.963472	15.963472
Invesco Global Class A Shares	227.761	22,993	20,451	6	20,457	373	54.908256	54.908256
Invesco Main Street Class A Shares	3,969.596	186,322	197,289	-	197,289	4,362	36.167393	49.580048
Invesco Main Street Mid Cap Class A Shares	2,742.196	62,539	73,271	(4)	73,267	2,086	33.805532	36.505631
Invesco Value Opportunities Class A Shares	454.992	7,242	8,062	1	8,063	2,927	2.685749	2.824591
Janus Henderson Enterprise Class A Shares	7,821.454	940,587	970,877	2	970,879	16,783	56.534354	59.900944
Janus Henderson Forty Class A Shares	1,076.554	38,289	49,166	(1)	49,165	1,032	46.057308	49.259528
JPMorgan Small Cap Growth Class A Shares	537.395	7,314	8,523	-	8,523	261	31.557220	33.751822
Lord Abbett Affiliated Class A Shares	1,821.627	28,295	30,694	1	30,695	1,146	26.010024	28.087904
Lord Abbett Bond-Debenture Class A Shares	39,267.008	293,137	278,010	(446)	277,564	12,369	19.675831	27.485161
Lord Abbett Mid Cap Stock Class A Shares	14,693.238	402,426	471,800	(1)	471,799	12,878	26.672047	41.785968
MFS® Growth Class A Shares	4,331.635	475,602	683,575	-	683,575	14,563	46.940147	46.940147
MFS® Mid Cap Growth Class A Shares	23,252.692	427,171	621,777	35	621,812	11,493	54.102374	54.102374
MFS® Research International Class A Shares	20,711.964	355,142	458,977	7	458,984	14,224	32.267757	32.267757
PIMCO CommodityRealReturn Strategy Class A Shares	17,108.629	293,141	209,067	1	209,068	28,077	7.203918	7.779740
PIMCO Low Duration Class A Shares	98,553.706	909,549	906,694	(445)	906,249	80,387	11.006191	11.771445
PIMCO Real Return Class A Shares	62,769.832	671,636	629,581	(1,106)	628,475	45,795	13.380252	14.449411
PIMCO Total Return Class A Shares	259,659.798	2,433,218	2,246,057	(944)	2,245,113	145,369	14.162458	16.536349
Pioneer Class A Shares	-	-	-	-	-	-	42.347854	45.730285
Pioneer High Yield Class A Shares	705.712	5,938	6,020	(42)	5,978	299	19.212897	20.747816
Pioneer Select Mid Cap Growth Class A Shares	-	-	-	-	-	-	36.434887	38.592445
Putnam International Equity Class A Shares	27,492.552	629,456	690,338	1	690,339	25,638	26.926544	26.926544
Putnam Large Cap Growth Class A Shares	402.082	12,359	21,917	(4)	21,913	765	28.643466	28.643466
Putnam Large Cap Value Class A Shares	2,040.819	49,058	62,980	(1)	62,979	3,401	18.515548	18.515548
TA Aegon Sustainable Equity Income Service Class	10,489.869	217,292	192,070	-	192,070	16,751	11.226296	11.516256
TA Asset Allocation - Conservative Class A Shares	-	-	-	-	-	-	11.464015	11.778626
TA Asset Allocation - Moderate Class A Shares	-	-	-	-	-	-	12.236958	12.572750
TA Asset Allocation - Moderate Growth Class A Shares	-	-	-	-	-	-	13.323132	13.688700
TA BlackRock Government Money Market Initial Class	484,236.860	484,237	484,237	(25)	484,212	47,830	9.981695	10.146359

See accompanying notes.	3

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Assets and Liabilities

December 31, 2023

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

TA Bond Class A Shares	-	$-	$-	$-	$-	-	$1.320972	$1.397625
TA International Focus Initial Class	399,223.255	3,277,105	3,461,266	7	3,461,273	282,192	12.113438	12.426284
TA JPMorgan Mid Cap Value Service Class	9,065.591	134,773	127,553	-	127,553	8,903	14.011104	14.372914
TA Multi-Managed Balanced Class A Shares	-	-	-	-	-	-	15.245750	15.664073
TA Small/Mid Cap Value Class A Shares	37,417.067	1,009,666	1,011,757	5	1,011,762	34,245	28.807419	30.687420
TA Sustainable Equity Income Class A Shares	292,170.254	2,053,330	2,164,982	3	2,164,985	147,792	14.331855	14.910811
TA T. Rowe Price Small Cap Service Class	6,756.215	72,704	66,211	-	66,211	4,156	15.767976	16.175213
TA TS&W International Equity Service Class	1,844.939	24,167	26,401	-	26,401	2,262	11.589373	11.888711
TA US Growth Class A Shares	47,014.551	956,428	1,212,505	4	1,212,509	31,844	37.437561	39.259638
TA WMC US Growth Service Class	-	-	-	-	-	-	21.974267	22.541608
Virtus AllianzGI Dividend Value Class A Shares	14,888.434	163,661	151,564	-	151,564	7,957	18.767809	20.072944
Virtus AllianzGI Small-Cap Value Class A Shares	18,312.494	258,698	217,003	(1)	217,002	5,302	29.398360	47.515504

See Accompanying Notes.	4

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	AB Discovery Value Class A Shares Subaccount	AB International Value Class A Shares Subaccount	AB Large Cap Growth Class A Shares Subaccount	AB Relative Value Class A Shares Subaccount

Net Assets as of December 31, 2021:	$121,119	$63,873	$306,957	$282,051

Investment Income:
Reinvested Dividends	844	627	-	2,798
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,603	792	3,090	3,231

Net Investment Income (Loss)	(759)	(165)	(3,090)	(433)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	5,622	-	2,072	14,668
Realized Gain (Loss) on Investments	(1,592)	(2,377)	1,622	3,149

Net Realized Capital Gains (Losses) on Investments	4,030	(2,377)	3,694	17,817
Net Change in Unrealized Appreciation (Depreciation)	(24,138)	(4,558)	(92,286)	(33,186)

Net Gain (Loss) on Investment	(20,108)	(6,935)	(88,592)	(15,369)

Net Increase (Decrease) in Net Assets Resulting from Operations	(20,867)	(7,100)	(91,682)	(15,802)

Increase (Decrease) in Net Assets from Contract Transactions	(8,319)	(3,381)	(612)	(39,959)

Total Increase (Decrease) in Net Assets	(29,186)	(10,481)	(92,294)	(55,761)

Net Assets as of December 31, 2022:	$91,933	$53,392	$214,663	$226,290

Investment Income:
Reinvested Dividends	391	590	-	3,038
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,419	779	3,225	2,993

Net Investment Income (Loss)	(1,028)	(189)	(3,225)	45

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,790	-	4,872	11,610
Realized Gain (Loss) on Investments	(350)	1,237	2,554	690

Net Realized Capital Gains (Losses) on Investments	4,440	1,237	7,426	12,300
Net Change in Unrealized Appreciation (Depreciation)	8,298	5,463	66,218	9,142

Net Gain (Loss) on Investment	12,738	6,700	73,644	21,442

Net Increase (Decrease) in Net Assets Resulting from Operations	11,710	6,511	70,419	21,487

Increase (Decrease) in Net Assets from Contract Transactions	(15,426)	(8,416)	(2,317)	(7,946)

Total Increase (Decrease) in Net Assets	(3,716)	(1,905)	68,102	13,541

Net Assets as of December 31, 2023:	$88,217	$51,487	$282,765	$239,831

See Accompanying Notes. (1) See Footnote 1	5

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	AB Value Class A Shares Subaccount	American Funds - EuroPacific Growth Fund® Class F -1 Shares Subaccount	American Funds - Growth Fund of America® Class F -1 Shares Subaccount	American Funds - Income Fund of America® Class F -1 Shares Subaccount

Net Assets as of December 31, 2021:	$-	$198,430	$889,027	$195,489

Investment Income:
Reinvested Dividends	-	1,650	1,510	5,550
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	2,356	10,510	2,842

Net Investment Income (Loss)	-	(706)	(9,000)	2,708

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	799	21,087	6,004
Realized Gain (Loss) on Investments	-	9,076	76,384	26,595

Net Realized Capital Gains (Losses) on Investments	-	9,875	97,471	32,599
Net Change in Unrealized Appreciation (Depreciation)	-	(56,690)	(368,388)	(50,739)

Net Gain (Loss) on Investment	-	(46,815)	(270,917)	(18,140)

Net Increase (Decrease) in Net Assets Resulting from Operations	-	(47,521)	(279,917)	(15,432)

Increase (Decrease) in Net Assets from Contract Transactions	-	(7,311)	(25,254)	(6,543)

Total Increase (Decrease) in Net Assets	-	(54,832)	(305,171)	(21,975)

Net Assets as of December 31, 2022:	$-	$143,598	$583,856	$173,514

Investment Income:
Reinvested Dividends	-	1,760	3,117	4,103
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	1,859	9,035	1,889

Net Investment Income (Loss)	-	(99)	(5,918)	2,214

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	2,069	39,460	-
Realized Gain (Loss) on Investments	-	3,382	9,717	(2,061)

Net Realized Capital Gains (Losses) on Investments	-	5,451	49,177	(2,061)
Net Change in Unrealized Appreciation (Depreciation)	-	10,497	129,888	5,585

Net Gain (Loss) on Investment	-	15,948	179,065	3,524

Net Increase (Decrease) in Net Assets Resulting from Operations	-	15,849	173,147	5,738

Increase (Decrease) in Net Assets from Contract Transactions	-	(49,743)	(140,279)	(69,901)

Total Increase (Decrease) in Net Assets	-	(33,894)	32,868	(64,163)

Net Assets as of December 31, 2023:	$-	$109,704	$616,724	$109,351

See Accompanying Notes. (1) See Footnote 1	6

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	American Funds - Investment Company of America® Class F -1 Shares Subaccount	American Funds - The Bond Fund of America® Class A Shares Subaccount	American Funds - The Bond Fund of America® Class F -1 Shares Subaccount	American Funds - The Growth Fund of America® Class A Shares Subaccount

Net Assets as of December 31, 2021:	$147,674	$367,594	$129,828	$3,554,867

Investment Income:
Reinvested Dividends	1,626	7,234	2,881	6,096
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,859	3,715	1,781	32,397

Net Investment Income (Loss)	(233)	3,519	1,100	(26,301)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	5,214	374	142	68,020
Realized Gain (Loss) on Investments	14,440	4,190	(6,723)	155,198

Net Realized Capital Gains (Losses) on Investments	19,654	4,564	(6,581)	223,218
Net Change in Unrealized Appreciation (Depreciation)	(43,843)	(54,512)	(12,440)	(1,271,836)

Net Gain (Loss) on Investment	(24,189)	(49,948)	(19,021)	(1,048,618)

Net Increase (Decrease) in Net Assets Resulting from Operations	(24,422)	(46,429)	(17,921)	(1,074,919)

Increase (Decrease) in Net Assets from Contract Transactions	(7,033)	(79,972)	(5,529)	(581,940)

Total Increase (Decrease) in Net Assets	(31,455)	(126,401)	(23,450)	(1,656,859)

Net Assets as of December 31, 2022:	$116,219	$241,193	$106,378	$1,898,008

Investment Income:
Reinvested Dividends	1,401	7,993	2,036	12,372
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,366	2,881	948	27,360

Net Investment Income (Loss)	35	5,112	1,088	(14,988)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,197	-	-	143,815
Realized Gain (Loss) on Investments	1,338	(1,320)	(2,016)	95,501

Net Realized Capital Gains (Losses) on Investments	4,535	(1,320)	(2,016)	239,316
Net Change in Unrealized Appreciation (Depreciation)	16,439	2,648	2,355	418,115

Net Gain (Loss) on Investment	20,974	1,328	339	657,431

Net Increase (Decrease) in Net Assets Resulting from Operations	21,009	6,440	1,427	642,443

Increase (Decrease) in Net Assets from Contract Transactions	(43,154)	(47,741)	(63,552)	(275,231)

Total Increase (Decrease) in Net Assets	(22,145)	(41,301)	(62,125)	367,212

Net Assets as of December 31, 2023:	$94,074	$199,892	$44,253	$2,265,220

See Accompanying Notes. (1) See Footnote 1	7

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	American Funds - The Income Fund of America® Class A Shares Subaccount	American Funds - The Investment Company of America® Class A Shares Subaccount	AMG Renaissance Large Cap Growth Class N Shares Subaccount	BlackRock Advantage Global Investor A Shares Subaccount

Net Assets as of December 31, 2021:	$1,258,815	$1,909,392	$14,350	$21,913

Investment Income:
Reinvested Dividends	32,396	20,149	16	304
Investment Expense:
Mortality and Expense Risk and Administrative Charges	13,710	19,158	159	269

Net Investment Income (Loss)	18,686	991	(143)	35

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	31,352	59,708	651	-
Realized Gain (Loss) on Investments	71,956	49,815	1,427	(1,288)

Net Realized Capital Gains (Losses) on Investments	103,308	109,523	2,078	(1,288)
Net Change in Unrealized Appreciation (Depreciation)	(220,869)	(420,645)	(4,417)	(2,930)

Net Gain (Loss) on Investment	(117,561)	(311,122)	(2,339)	(4,218)

Net Increase (Decrease) in Net Assets Resulting from Operations	(98,875)	(310,131)	(2,482)	(4,183)

Increase (Decrease) in Net Assets from Contract Transactions	(251,090)	(296,956)	(1,758)	(123)

Total Increase (Decrease) in Net Assets	(349,965)	(607,087)	(4,240)	(4,306)

Net Assets as of December 31, 2022:	$908,850	$1,302,305	$10,110	$17,607

Investment Income:
Reinvested Dividends	31,021	21,649	6	296
Investment Expense:
Mortality and Expense Risk and Administrative Charges	11,058	18,082	145	278

Net Investment Income (Loss)	19,963	3,567	(139)	18

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	51,166	716	-
Realized Gain (Loss) on Investments	41,644	30,093	169	34

Net Realized Capital Gains (Losses) on Investments	41,644	81,259	885	34
Net Change in Unrealized Appreciation (Depreciation)	(12,660)	250,536	1,354	3,573

Net Gain (Loss) on Investment	28,984	331,795	2,239	3,607

Net Increase (Decrease) in Net Assets Resulting from Operations	48,947	335,362	2,100	3,625

Increase (Decrease) in Net Assets from Contract Transactions	(156,339)	(129,568)	(1,793)	(130)

Total Increase (Decrease) in Net Assets	(107,392)	205,794	307	3,495

Net Assets as of December 31, 2023:	$801,458	$1,508,099	$10,417	$21,102

See Accompanying Notes. (1) See Footnote 1	8

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	BlackRock Advantage International Investor A Shares Subaccount	BlackRock Advantage Large Cap Core Investor A Shares Subaccount	BlackRock Advantage Large Cap Value Investor A Shares Subaccount	BlackRock Advantage SMID Investor A Shares Subaccount

Net Assets as of December 31, 2021:	$-	$167,425	$209,413	$561,330

Investment Income:
Reinvested Dividends	-	1,086	2,712	3,448
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	1,742	3,028	6,105

Net Investment Income (Loss)	-	(656)	(316)	(2,657)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	5,853	7,530	-
Realized Gain (Loss) on Investments	-	4,626	32,529	(16,822)

Net Realized Capital Gains (Losses) on Investments	-	10,479	40,059	(16,822)
Net Change in Unrealized Appreciation (Depreciation)	-	(40,878)	(61,191)	(79,474)

Net Gain (Loss) on Investment	-	(30,399)	(21,132)	(96,296)

Net Increase (Decrease) in Net Assets Resulting from Operations	-	(31,055)	(21,448)	(98,953)

Increase (Decrease) in Net Assets from Contract Transactions	-	(28,240)	(7,601)	(75,865)

Total Increase (Decrease) in Net Assets	-	(59,295)	(29,049)	(174,818)

Net Assets as of December 31, 2022:	$-	$108,130	$180,364	$386,512

Investment Income:
Reinvested Dividends	-	596	2,415	3,550
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	1,098	2,787	5,210

Net Investment Income (Loss)	-	(502)	(372)	(1,660)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	1,945	-
Realized Gain (Loss) on Investments	-	666	1,629	(7,497)

Net Realized Capital Gains (Losses) on Investments	-	666	3,574	(7,497)
Net Change in Unrealized Appreciation (Depreciation)	-	16,643	14,895	73,321

Net Gain (Loss) on Investment	-	17,309	18,469	65,824

Net Increase (Decrease) in Net Assets Resulting from Operations	-	16,807	18,097	64,164

Increase (Decrease) in Net Assets from Contract Transactions	-	(51,651)	(35,986)	(17,904)

Total Increase (Decrease) in Net Assets	-	(34,844)	(17,889)	46,260

Net Assets as of December 31, 2023:	$-	$73,286	$162,475	$432,772

See Accompanying Notes. (1) See Footnote 1	9

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	BlackRock Capital Appreciation Investor A Shares Subaccount	BlackRock Global Allocation Investor A Shares Subaccount	BlackRock High Yield Bond Investor A Shares Subaccount	BlackRock Impact Mortgage Investor A Shares Subaccount

Net Assets as of December 31, 2021:	$2,068,465	$3,338,422	$526,061	$1,051,724

Investment Income:
Reinvested Dividends	-	-	22,849	17,531
Investment Expense:
Mortality and Expense Risk and Administrative Charges	22,839	38,331	6,672	10,850

Net Investment Income (Loss)	(22,839)	(38,331)	16,177	6,681

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	129,844	145,909	-	-
Realized Gain (Loss) on Investments	(90,600)	(167,288)	(58,758)	(40,296)

Net Realized Capital Gains (Losses) on Investments	39,244	(21,379)	(58,758)	(40,296)
Net Change in Unrealized Appreciation (Depreciation)	(847,800)	(504,411)	(20,071)	(113,913)

Net Gain (Loss) on Investment	(808,556)	(525,790)	(78,829)	(154,209)

Net Increase (Decrease) in Net Assets Resulting from Operations	(831,395)	(564,121)	(62,652)	(147,528)

Increase (Decrease) in Net Assets from Contract Transactions	269,572	(221,275)	(67,525)	(259,949)

Total Increase (Decrease) in Net Assets	(561,823)	(785,396)	(130,177)	(407,477)

Net Assets as of December 31, 2022:	$1,506,642	$2,553,026	$395,884	$644,247

Investment Income:
Reinvested Dividends	-	29,917	26,142	20,982
Investment Expense:
Mortality and Expense Risk and Administrative Charges	22,939	35,331	6,021	8,323

Net Investment Income (Loss)	(22,939)	(5,414)	20,121	12,659

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	61,741	-	-	-
Realized Gain (Loss) on Investments	44,554	(25,187)	369	(17,630)

Net Realized Capital Gains (Losses) on Investments	106,295	(25,187)	369	(17,630)
Net Change in Unrealized Appreciation (Depreciation)	551,599	292,259	23,283	21,586

Net Gain (Loss) on Investment	657,894	267,072	23,652	3,956

Net Increase (Decrease) in Net Assets Resulting from Operations	634,955	261,658	43,773	16,615

Increase (Decrease) in Net Assets from Contract Transactions	(445,981)	(200,191)	(29,240)	(46,400)

Total Increase (Decrease) in Net Assets	188,974	61,467	14,533	(29,785)

Net Assets as of December 31, 2023:	$1,695,616	$2,614,493	$410,417	$614,462

See Accompanying Notes. (1) See Footnote 1	10

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	BlackRock International Investor A Shares Subaccount	BlackRock iShares MSCI EAFE International Index Investor A Shares Subaccount	BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares Subaccount	BlackRock iShares S&P 500 Index Investor A Shares Subaccount

Net Assets as of December 31, 2021:	$44,642	$5,285	$-	$1,255,613

Investment Income:
Reinvested Dividends	331	104	-	13,239
Investment Expense:
Mortality and Expense Risk and Administrative Charges	586	63	-	14,297

Net Investment Income (Loss)	(255)	41	-	(1,058)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	3,259
Realized Gain (Loss) on Investments	117	(81)	-	156,226

Net Realized Capital Gains (Losses) on Investments	117	(81)	-	159,485
Net Change in Unrealized Appreciation (Depreciation)	(11,495)	(779)	-	(400,521)

Net Gain (Loss) on Investment	(11,378)	(860)	-	(241,036)

Net Increase (Decrease) in Net Assets Resulting from Operations	(11,633)	(819)	-	(242,094)

Increase (Decrease) in Net Assets from Contract Transactions	3,282	(275)	-	(61,575)

Total Increase (Decrease) in Net Assets	(8,351)	(1,094)	-	(303,669)

Net Assets as of December 31, 2022:	$36,291	$4,191	$-	$951,944

Investment Income:
Reinvested Dividends	164	8	-	13,697
Investment Expense:
Mortality and Expense Risk and Administrative Charges	419	50	-	14,050

Net Investment Income (Loss)	(255)	(42)	-	(353)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	819
Realized Gain (Loss) on Investments	2,880	477	-	18,740

Net Realized Capital Gains (Losses) on Investments	2,880	477	-	19,559
Net Change in Unrealized Appreciation (Depreciation)	2,555	(168)	-	207,730

Net Gain (Loss) on Investment	5,435	309	-	227,289

Net Increase (Decrease) in Net Assets Resulting from Operations	5,180	267	-	226,936

Increase (Decrease) in Net Assets from Contract Transactions	(23,191)	(4,458)	-	101,100

Total Increase (Decrease) in Net Assets	(18,011)	(4,191)	-	328,036

Net Assets as of December 31, 2023:	$18,280	$-	$-	$1,279,980

See Accompanying Notes. (1) See Footnote 1	11

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	BlackRock Large Cap Focus Growth Investor A Shares Subaccount	BlackRock Large Cap Focus Value Investor A Shares Subaccount	BlackRock Low Duration Bond Investor A Shares Subaccount	BlackRock Total Return Investor A Shares Subaccount

Net Assets as of December 31, 2021:	$80,362	$1,633,586	$-	$2,857,122

Investment Income:
Reinvested Dividends	-	18,733	-	56,768
Investment Expense:
Mortality and Expense Risk and Administrative Charges	935	20,214	-	31,961

Net Investment Income (Loss)	(935)	(1,481)	-	24,807

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,256	126,134	-	-
Realized Gain (Loss) on Investments	(5,257)	(119,348)	-	(246,885)

Net Realized Capital Gains (Losses) on Investments	(4,001)	6,786	-	(246,885)
Net Change in Unrealized Appreciation (Depreciation)	(27,896)	(101,597)	-	(210,669)

Net Gain (Loss) on Investment	(31,897)	(94,811)	-	(457,554)

Net Increase (Decrease) in Net Assets Resulting from Operations	(32,832)	(96,292)	-	(432,747)

Increase (Decrease) in Net Assets from Contract Transactions	8,796	(212,916)	-	(470,270)

Total Increase (Decrease) in Net Assets	(24,036)	(309,208)	-	(903,017)

Net Assets as of December 31, 2022:	$56,326	$1,324,378	$-	$1,954,105

Investment Income:
Reinvested Dividends	-	30,133	-	75,780
Investment Expense:
Mortality and Expense Risk and Administrative Charges	954	19,014	-	27,154

Net Investment Income (Loss)	(954)	11,119	-	48,626

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,407	38,090	-	-
Realized Gain (Loss) on Investments	2,210	(22,260)	-	(36,027)

Net Realized Capital Gains (Losses) on Investments	4,617	15,830	-	(36,027)
Net Change in Unrealized Appreciation (Depreciation)	22,914	160,077	-	62,564

Net Gain (Loss) on Investment	27,531	175,907	-	26,537

Net Increase (Decrease) in Net Assets Resulting from Operations	26,577	187,026	-	75,163

Increase (Decrease) in Net Assets from Contract Transactions	(12,189)	(42,732)	-	(107,147)

Total Increase (Decrease) in Net Assets	14,388	144,294	-	(31,984)

Net Assets as of December 31, 2023:	$70,714	$1,468,672	$-	$1,922,121

See Accompanying Notes. (1) See Footnote 1	12

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	BNY Mellon Appreciation Investor Shares Subaccount	Cohen & Steers Real Estate Securities Class A Shares Subaccount	Columbia Large Cap Growth Opportunity Class A Shares Subaccount	Columbia Select Mid Cap Growth Class A Shares Subaccount

Net Assets as of December 31, 2021:	$371,638	$11,289	$7,318	$-

Investment Income:
Reinvested Dividends	1,706	236	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,652	131	88	-

Net Investment Income (Loss)	(2,946)	105	(88)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	23,064	357	1,053	-
Realized Gain (Loss) on Investments	29,861	1,576	(1,902)	-

Net Realized Capital Gains (Losses) on Investments	52,925	1,933	(849)	-
Net Change in Unrealized Appreciation (Depreciation)	(120,986)	(5,084)	(1,400)	-

Net Gain (Loss) on Investment	(68,061)	(3,151)	(2,249)	-

Net Increase (Decrease) in Net Assets Resulting from Operations	(71,007)	(3,046)	(2,337)	-

Increase (Decrease) in Net Assets from Contract Transactions	(16,019)	(558)	628	-

Total Increase (Decrease) in Net Assets	(87,026)	(3,604)	(1,709)	-

Net Assets as of December 31, 2022:	$284,612	$7,685	$5,609	$-

Investment Income:
Reinvested Dividends	1,938	167	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,434	88	81	-

Net Investment Income (Loss)	(2,496)	79	(81)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	20,096	-	-	-
Realized Gain (Loss) on Investments	2,893	(1,288)	(127)	-

Net Realized Capital Gains (Losses) on Investments	22,989	(1,288)	(127)	-
Net Change in Unrealized Appreciation (Depreciation)	32,513	779	1,684	-

Net Gain (Loss) on Investment	55,502	(509)	1,557	-

Net Increase (Decrease) in Net Assets Resulting from Operations	53,006	(430)	1,476	-

Increase (Decrease) in Net Assets from Contract Transactions	(36,554)	(7,255)	(1,635)	-

Total Increase (Decrease) in Net Assets	16,452	(7,685)	(159)	-

Net Assets as of December 31, 2023:	$301,064	$-	$5,450	$-

See Accompanying Notes. (1) See Footnote 1	13

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Columbia Select Small Cap Value Class A Shares Subaccount	Davis New York Venture Class A Shares Subaccount	Delaware Mid Cap Growth Equity Class A Shares Subaccount	Eaton Vance Floating-Rate Class A Shares Subaccount

Net Assets as of December 31, 2021:	$844,214	$1,157,546	$146,135	$3,058

Investment Income:
Reinvested Dividends	4,318	12,186	-	121
Investment Expense:
Mortality and Expense Risk and Administrative Charges	9,066	11,909	1,342	33

Net Investment Income (Loss)	(4,748)	277	(1,342)	88

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	19,501	44,394	16,290	-
Realized Gain (Loss) on Investments	(1,710)	(136,956)	(31,073)	(186)

Net Realized Capital Gains (Losses) on Investments	17,791	(92,562)	(14,783)	(186)
Net Change in Unrealized Appreciation (Depreciation)	(156,201)	(125,772)	(50,712)	(5)

Net Gain (Loss) on Investment	(138,410)	(218,334)	(65,495)	(191)

Net Increase (Decrease) in Net Assets Resulting from Operations	(143,158)	(218,057)	(66,837)	(103)

Increase (Decrease) in Net Assets from Contract Transactions	(171,807)	(261,504)	(3,700)	(559)

Total Increase (Decrease) in Net Assets	(314,965)	(479,561)	(70,537)	(662)

Net Assets as of December 31, 2022:	$529,249	$677,985	$75,598	$2,396

Investment Income:
Reinvested Dividends	4,864	6,842	-	228
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,210	9,969	1,140	34

Net Investment Income (Loss)	(2,346)	(3,127)	(1,140)	194

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	37,272	54,221	-	-
Realized Gain (Loss) on Investments	5,954	(26,961)	(581)	(8)

Net Realized Capital Gains (Losses) on Investments	43,226	27,260	(581)	(8)
Net Change in Unrealized Appreciation (Depreciation)	25,936	160,065	15,395	72

Net Gain (Loss) on Investment	69,162	187,325	14,814	64

Net Increase (Decrease) in Net Assets Resulting from Operations	66,816	184,198	13,674	258

Increase (Decrease) in Net Assets from Contract Transactions	83,001	(83,719)	(4,583)	(93)

Total Increase (Decrease) in Net Assets	149,817	100,479	9,091	165

Net Assets as of December 31, 2023:	$679,066	$778,464	$84,689	$2,561

See Accompanying Notes. (1) See Footnote 1	14

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Eaton Vance Large-Cap Value Class A Shares Subaccount	Federated Hermes Equity Income Class A Shares Subaccount	Federated Hermes Kaufmann Class A Shares Subaccount	Fidelity Advisor® Equity Growth Class A Shares Subaccount

Net Assets as of December 31, 2021:	$83,642	$51,985	$210,813	$250,004

Investment Income:
Reinvested Dividends	744	582	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,034	785	2,475	2,315

Net Investment Income (Loss)	(290)	(203)	(2,475)	(2,315)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,927	2,698	-	3,222
Realized Gain (Loss) on Investments	14,007	(2,012)	(39,502)	23,181

Net Realized Capital Gains (Losses) on Investments	15,934	686	(39,502)	26,403
Net Change in Unrealized Appreciation (Depreciation)	(18,767)	(5,399)	(24,149)	(88,882)

Net Gain (Loss) on Investment	(2,833)	(4,713)	(63,651)	(62,479)

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,123)	(4,916)	(66,126)	(64,794)

Increase (Decrease) in Net Assets from Contract Transactions	(19,538)	(978)	(3,967)	(34,996)

Total Increase (Decrease) in Net Assets	(22,661)	(5,894)	(70,093)	(99,790)

Net Assets as of December 31, 2022:	$60,981	$46,091	$140,720	$150,214

Investment Income:
Reinvested Dividends	634	529	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	911	753	2,184	2,001

Net Investment Income (Loss)	(277)	(224)	(2,184)	(2,001)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,206	101	2,603	808
Realized Gain (Loss) on Investments	(22)	(29)	2,277	5,617

Net Realized Capital Gains (Losses) on Investments	1,184	72	4,880	6,425
Net Change in Unrealized Appreciation (Depreciation)	2,630	3,484	14,030	40,647

Net Gain (Loss) on Investment	3,814	3,556	18,910	47,072

Net Increase (Decrease) in Net Assets Resulting from Operations	3,537	3,332	16,726	45,071

Increase (Decrease) in Net Assets from Contract Transactions	(1,273)	(690)	(18,006)	(52,965)

Total Increase (Decrease) in Net Assets	2,264	2,642	(1,280)	(7,894)

Net Assets as of December 31, 2023:	$63,245	$48,733	$139,440	$142,320

See Accompanying Notes. (1) See Footnote 1	15

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Fidelity Advisor® Overseas Class A Shares Subaccount	Fidelity Advisor® Stock Selector Mid Cap Class A Shares Subaccount	Franklin Templeton Growth Class A Shares Subaccount	Invesco American Franchise Fund Class A Shares Subaccount

Net Assets as of December 31, 2021:	$1,007	$2,303	$22,682	$22,583

Investment Income:
Reinvested Dividends	-	-	154	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5	12	263	221

Net Investment Income (Loss)	(5)	(12)	(109)	(221)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	1,064
Realized Gain (Loss) on Investments	91	293	192	268

Net Realized Capital Gains (Losses) on Investments	91	293	192	1,332
Net Change in Unrealized Appreciation (Depreciation)	(348)	(591)	(2,994)	(8,278)

Net Gain (Loss) on Investment	(257)	(298)	(2,802)	(6,946)

Net Increase (Decrease) in Net Assets Resulting from Operations	(262)	(310)	(2,911)	(7,167)

Increase (Decrease) in Net Assets from Contract Transactions	(745)	(1,993)	(3,133)	(1,592)

Total Increase (Decrease) in Net Assets	(1,007)	(2,303)	(6,044)	(8,759)

Net Assets as of December 31, 2022:	$-	$-	$16,638	$13,824

Investment Income:
Reinvested Dividends	-	-	208	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	241	215

Net Investment Income (Loss)	-	-	(33)	(215)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	137	62

Net Realized Capital Gains (Losses) on Investments	-	-	137	62
Net Change in Unrealized Appreciation (Depreciation)	-	-	3,006	5,547

Net Gain (Loss) on Investment	-	-	3,143	5,609

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	3,110	5,394

Increase (Decrease) in Net Assets from Contract Transactions	-	-	(1,230)	(75)

Total Increase (Decrease) in Net Assets	-	-	1,880	5,319

Net Assets as of December 31, 2023:	$-	$-	$18,518	$19,143

See Accompanying Notes. (1) See Footnote 1	16

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Invesco Capital Appreciation Class A Shares Subaccount	Invesco Charter Class A Shares Subaccount	Invesco Comstock Class A Shares Subaccount	Invesco Discovery Mid Cap Growth Class A Shares Subaccount

Net Assets as of December 31, 2021:	$244,043	$17,069	$1,780,838	$214,079

Investment Income:
Reinvested Dividends	-	98	25,657	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,450	185	21,663	2,093

Net Investment Income (Loss)	(2,450)	(87)	3,994	(2,093)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,418	414	132,557	-
Realized Gain (Loss) on Investments	(78,098)	(166)	255,461	611

Net Realized Capital Gains (Losses) on Investments	(76,680)	248	388,018	611
Net Change in Unrealized Appreciation (Depreciation)	1,969	(3,853)	(402,151)	(66,903)

Net Gain (Loss) on Investment	(74,711)	(3,605)	(14,133)	(66,292)

Net Increase (Decrease) in Net Assets Resulting from Operations	(77,161)	(3,692)	(10,139)	(68,385)

Increase (Decrease) in Net Assets from Contract Transactions	(3,845)	(847)	(497,561)	(25,292)

Total Increase (Decrease) in Net Assets	(81,006)	(4,539)	(507,700)	(93,677)

Net Assets as of December 31, 2022:	$163,037	$12,530	$1,273,138	$120,402

Investment Income:
Reinvested Dividends	-	50	22,319	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,618	179	18,219	1,634

Net Investment Income (Loss)	(1,618)	(129)	4,100	(1,634)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	801	82,323	-
Realized Gain (Loss) on Investments	31,704	(66)	386	104

Net Realized Capital Gains (Losses) on Investments	31,704	735	82,709	104
Net Change in Unrealized Appreciation (Depreciation)	16,745	2,040	43,395	15,439

Net Gain (Loss) on Investment	48,449	2,775	126,104	15,543

Net Increase (Decrease) in Net Assets Resulting from Operations	46,831	2,646	130,204	13,909

Increase (Decrease) in Net Assets from Contract Transactions	(160,428)	(685)	(86,213)	1,473

Total Increase (Decrease) in Net Assets	(113,597)	1,961	43,991	15,382

Net Assets as of December 31, 2023:	$49,440	$14,491	$1,317,129	$135,784

See Accompanying Notes. (1) See Footnote 1	17

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Invesco Equity and Income Class A Shares Subaccount	Invesco Fundamental Alternatives Class A Shares Subaccount	Invesco Global Class A Shares Subaccount	Invesco Main Street Class A Shares Subaccount

Net Assets as of December 31, 2021:	$119,252	$29,208	$44,962	$217,163

Investment Income:
Reinvested Dividends	1,848	-	-	1,729
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,373	356	371	2,412

Net Investment Income (Loss)	475	(356)	(371)	(683)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,474	663	2,037	5,785
Realized Gain (Loss) on Investments	(444)	27	2,115	(5,978)

Net Realized Capital Gains (Losses) on Investments	4,030	690	4,152	(193)
Net Change in Unrealized Appreciation (Depreciation)	(15,085)	(2,808)	(17,585)	(44,566)

Net Gain (Loss) on Investment	(11,055)	(2,118)	(13,433)	(44,759)

Net Increase (Decrease) in Net Assets Resulting from Operations	(10,580)	(2,474)	(13,804)	(45,442)

Increase (Decrease) in Net Assets from Contract Transactions	(10,078)	(139)	(14,894)	(4,232)

Total Increase (Decrease) in Net Assets	(20,658)	(2,613)	(28,698)	(49,674)

Net Assets as of December 31, 2022:	$98,594	$26,595	$16,264	$167,489

Investment Income:
Reinvested Dividends	1,668	226	-	304
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,171	346	241	2,427

Net Investment Income (Loss)	497	(120)	(241)	(2,123)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,332	970	1,978	13,296
Realized Gain (Loss) on Investments	(1,150)	12	185	(70)

Net Realized Capital Gains (Losses) on Investments	2,182	982	2,163	13,226
Net Change in Unrealized Appreciation (Depreciation)	3,881	(274)	3,211	24,223

Net Gain (Loss) on Investment	6,063	708	5,374	37,449

Net Increase (Decrease) in Net Assets Resulting from Operations	6,560	588	5,133	35,326

Increase (Decrease) in Net Assets from Contract Transactions	(33,769)	(129)	(940)	(5,526)

Total Increase (Decrease) in Net Assets	(27,209)	459	4,193	29,800

Net Assets as of December 31, 2023:	$71,385	$27,054	$20,457	$197,289

See Accompanying Notes. (1) See Footnote 1	18

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Invesco Main Street Mid Cap Class A Shares Subaccount	Invesco Value Opportunities Class A Shares Subaccount	Janus Henderson Enterprise Class A Shares Subaccount	Janus Henderson Forty Class A Shares Subaccount

Net Assets as of December 31, 2021:	$102,054	$7,241	$1,229,081	$53,723

Investment Income:
Reinvested Dividends	91	49	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,098	101	15,222	618

Net Investment Income (Loss)	(1,007)	(52)	(15,222)	(618)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,484	592	92,511	23
Realized Gain (Loss) on Investments	6,582	1,189	68,918	(187)

Net Realized Capital Gains (Losses) on Investments	9,066	1,781	161,429	(164)
Net Change in Unrealized Appreciation (Depreciation)	(22,140)	(1,735)	(360,521)	(18,421)

Net Gain (Loss) on Investment	(13,074)	46	(199,092)	(18,585)

Net Increase (Decrease) in Net Assets Resulting from Operations	(14,081)	(6)	(214,314)	(19,203)

Increase (Decrease) in Net Assets from Contract Transactions	(18,348)	(65)	(84,871)	4,865

Total Increase (Decrease) in Net Assets	(32,429)	(71)	(299,185)	(14,338)

Net Assets as of December 31, 2022:	$69,625	$7,170	$929,896	$39,385

Investment Income:
Reinvested Dividends	-	16	-	7
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,020	104	14,094	649

Net Investment Income (Loss)	(1,020)	(88)	(14,094)	(642)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	162	71,754	3,864
Realized Gain (Loss) on Investments	541	1	3,670	205

Net Realized Capital Gains (Losses) on Investments	541	163	75,424	4,069
Net Change in Unrealized Appreciation (Depreciation)	9,064	884	79,499	9,984

Net Gain (Loss) on Investment	9,605	1,047	154,923	14,053

Net Increase (Decrease) in Net Assets Resulting from Operations	8,585	959	140,829	13,411

Increase (Decrease) in Net Assets from Contract Transactions	(4,943)	(66)	(99,846)	(3,631)

Total Increase (Decrease) in Net Assets	3,642	893	40,983	9,780

Net Assets as of December 31, 2023:	$73,267	$8,063	$970,879	$49,165

See Accompanying Notes. (1) See Footnote 1	19

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	JPMorgan Small Cap Growth Class A Shares Subaccount	Lord Abbett Affiliated Class A Shares Subaccount	Lord Abbett Bond-Debenture Class A Shares Subaccount	Lord Abbett Mid Cap Stock Class A Shares Subaccount

Net Assets as of December 31, 2021:	$11,179	$33,048	$661,694	$682,108

Investment Income:
Reinvested Dividends	-	527	21,424	5,409
Investment Expense:
Mortality and Expense Risk and Administrative Charges	133	435	6,838	7,996

Net Investment Income (Loss)	(133)	92	14,586	(2,587)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	37	1,611	882	37,353
Realized Gain (Loss) on Investments	(2,255)	2,792	(48,411)	60,102

Net Realized Capital Gains (Losses) on Investments	(2,218)	4,403	(47,529)	97,455
Net Change in Unrealized Appreciation (Depreciation)	(1,503)	(8,158)	(57,746)	(178,195)

Net Gain (Loss) on Investment	(3,721)	(3,755)	(105,275)	(80,740)

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,854)	(3,663)	(90,689)	(83,327)

Increase (Decrease) in Net Assets from Contract Transactions	1,236	(620)	(261,387)	(64,279)

Total Increase (Decrease) in Net Assets	(2,618)	(4,283)	(352,076)	(147,606)

Net Assets as of December 31, 2022:	$8,561	$28,765	$309,618	$534,502

Investment Income:
Reinvested Dividends	-	526	15,366	2,505
Investment Expense:
Mortality and Expense Risk and Administrative Charges	126	424	4,209	6,882

Net Investment Income (Loss)	(126)	102	11,157	(4,377)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	3,632
Realized Gain (Loss) on Investments	91	(84)	(5,327)	38,167

Net Realized Capital Gains (Losses) on Investments	91	(84)	(5,327)	41,799
Net Change in Unrealized Appreciation (Depreciation)	977	2,400	8,479	27,642

Net Gain (Loss) on Investment	1,068	2,316	3,152	69,441

Net Increase (Decrease) in Net Assets Resulting from Operations	942	2,418	14,309	65,064

Increase (Decrease) in Net Assets from Contract Transactions	(980)	(488)	(46,363)	(127,767)

Total Increase (Decrease) in Net Assets	(38)	1,930	(32,054)	(62,703)

Net Assets as of December 31, 2023:	$8,523	$30,695	$277,564	$471,799

See Accompanying Notes. (1) See Footnote 1	20

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	MFS® Growth Class A Shares Subaccount	MFS® Mid Cap Growth Class A Shares Subaccount	MFS® Research International Class A Shares Subaccount	PIMCO CommodityRealReturn Strategy Class A Shares Subaccount

Net Assets as of December 31, 2021:	$850,383	$1,023,998	$556,368	$289,935

Investment Income:
Reinvested Dividends	-	-	6,047	90,264
Investment Expense:
Mortality and Expense Risk and Administrative Charges	8,884	10,015	5,960	3,864

Net Investment Income (Loss)	(8,884)	(10,015)	87	86,400

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	6,944	-	-	-
Realized Gain (Loss) on Investments	21,416	67,669	6,178	42,596

Net Realized Capital Gains (Losses) on Investments	28,360	67,669	6,178	42,596
Net Change in Unrealized Appreciation (Depreciation)	(300,957)	(381,745)	(108,544)	(96,128)

Net Gain (Loss) on Investment	(272,597)	(314,076)	(102,366)	(53,532)

Net Increase (Decrease) in Net Assets Resulting from Operations	(281,481)	(324,091)	(102,279)	32,868

Increase (Decrease) in Net Assets from Contract Transactions	62,478	(121,171)	(23,821)	(98,190)

Total Increase (Decrease) in Net Assets	(219,003)	(445,262)	(126,100)	(65,322)

Net Assets as of December 31, 2022:	$631,380	$578,736	$430,268	$224,613

Investment Income:
Reinvested Dividends	-	-	6,759	9,784
Investment Expense:
Mortality and Expense Risk and Administrative Charges	8,710	7,802	5,833	3,301

Net Investment Income (Loss)	(8,710)	(7,802)	926	6,483

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	35,452	-	-	-
Realized Gain (Loss) on Investments	73,229	33,440	5,726	(20,534)

Net Realized Capital Gains (Losses) on Investments	108,681	33,440	5,726	(20,534)
Net Change in Unrealized Appreciation (Depreciation)	97,948	81,946	42,552	(6,727)

Net Gain (Loss) on Investment	206,629	115,386	48,278	(27,261)

Net Increase (Decrease) in Net Assets Resulting from Operations	197,919	107,584	49,204	(20,778)

Increase (Decrease) in Net Assets from Contract Transactions	(145,724)	(64,508)	(20,488)	5,233

Total Increase (Decrease) in Net Assets	52,195	43,076	28,716	(15,545)

Net Assets as of December 31, 2023:	$683,575	$621,812	$458,984	$209,068

See Accompanying Notes. (1) See Footnote 1	21

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	PIMCO Low Duration Class A Shares Subaccount	PIMCO Real Return Class A Shares Subaccount	PIMCO Total Return Class A Shares Subaccount	Pioneer Class A Shares Subaccount

Net Assets as of December 31, 2021:	$1,252,730	$849,557	$3,284,682	$23,773

Investment Income:
Reinvested Dividends	17,704	53,438	96,641	95
Investment Expense:
Mortality and Expense Risk and Administrative Charges	15,737	10,706	38,357	272

Net Investment Income (Loss)	1,967	42,732	58,284	(177)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	2,526	-	570
Realized Gain (Loss) on Investments	(73,999)	(37,224)	(329,958)	149

Net Realized Capital Gains (Losses) on Investments	(73,999)	(34,698)	(329,958)	719
Net Change in Unrealized Appreciation (Depreciation)	(8,003)	(115,144)	(231,296)	(5,125)

Net Gain (Loss) on Investment	(82,002)	(149,842)	(561,254)	(4,406)

Net Increase (Decrease) in Net Assets Resulting from Operations	(80,035)	(107,110)	(502,970)	(4,583)

Increase (Decrease) in Net Assets from Contract Transactions	(235,916)	(108,383)	(439,731)	(2,673)

Total Increase (Decrease) in Net Assets	(315,951)	(215,493)	(942,701)	(7,256)

Net Assets as of December 31, 2022:	$936,779	$634,064	$2,341,981	$16,517

Investment Income:
Reinvested Dividends	35,346	18,054	79,144	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	13,972	9,507	31,392	53

Net Investment Income (Loss)	21,374	8,547	47,752	(53)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(2,514)	(5,613)	(31,483)	(968)

Net Realized Capital Gains (Losses) on Investments	(2,514)	(5,613)	(31,483)	(968)
Net Change in Unrealized Appreciation (Depreciation)	11,958	7,797	78,937	681

Net Gain (Loss) on Investment	9,444	2,184	47,454	(287)

Net Increase (Decrease) in Net Assets Resulting from Operations	30,818	10,731	95,206	(340)

Increase (Decrease) in Net Assets from Contract Transactions	(61,348)	(16,320)	(192,074)	(16,177)

Total Increase (Decrease) in Net Assets	(30,530)	(5,589)	(96,868)	(16,517)

Net Assets as of December 31, 2023:	$906,249	$628,475	$2,245,113	$-

See Accompanying Notes. (1) See Footnote 1	22

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Pioneer High Yield Class A Shares Subaccount	Pioneer Select Mid Cap Growth Class A Shares Subaccount	Putnam International Equity Class A Shares Subaccount	Putnam Large Cap Growth Class A Shares Subaccount

Net Assets as of December 31, 2021:	$8,002	$-	$836,095	$25,062

Investment Income:
Reinvested Dividends	347	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	96	-	9,083	253

Net Investment Income (Loss)	251	-	(9,083)	(253)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	1,177
Realized Gain (Loss) on Investments	(986)	-	2,161	603

Net Realized Capital Gains (Losses) on Investments	(986)	-	2,161	1,780
Net Change in Unrealized Appreciation (Depreciation)	(220)	-	(126,851)	(9,310)

Net Gain (Loss) on Investment	(1,206)	-	(124,690)	(7,530)

Net Increase (Decrease) in Net Assets Resulting from Operations	(955)	-	(133,773)	(7,783)

Increase (Decrease) in Net Assets from Contract Transactions	(1,277)	-	(60,456)	(1,114)

Total Increase (Decrease) in Net Assets	(2,232)	-	(194,229)	(8,897)

Net Assets as of December 31, 2022:	$5,770	$-	$641,866	$16,165

Investment Income:
Reinvested Dividends	319	-	12,720	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	85	-	8,686	254

Net Investment Income (Loss)	234	-	4,034	(254)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	108
Realized Gain (Loss) on Investments	(28)	-	7,424	677

Net Realized Capital Gains (Losses) on Investments	(28)	-	7,424	785
Net Change in Unrealized Appreciation (Depreciation)	277	-	93,803	6,259

Net Gain (Loss) on Investment	249	-	101,227	7,044

Net Increase (Decrease) in Net Assets Resulting from Operations	483	-	105,261	6,790

Increase (Decrease) in Net Assets from Contract Transactions	(275)	-	(56,788)	(1,042)

Total Increase (Decrease) in Net Assets	208	-	48,473	5,748

Net Assets as of December 31, 2023:	$5,978	$-	$690,339	$21,913

See Accompanying Notes. (1) See Footnote 1	23

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Putnam Large Cap Value Class A Shares Subaccount	TA Aegon Sustainable Equity Income Service Class Subaccount	TA Asset Allocation - Conservative Class A Shares Subaccount	TA Asset Allocation - Moderate Class A Shares Subaccount

Net Assets as of December 31, 2021:	$59,605	$217,686	$-	$-

Investment Income:
Reinvested Dividends	999	3,575	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	731	2,504	-	-

Net Investment Income (Loss)	268	1,071	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,743	6,752	-	-
Realized Gain (Loss) on Investments	439	(6,620)	-	-

Net Realized Capital Gains (Losses) on Investments	3,182	132	-	-
Net Change in Unrealized Appreciation (Depreciation)	(6,039)	(29,508)	-	-

Net Gain (Loss) on Investment	(2,857)	(29,376)	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,589)	(28,305)	-	-

Increase (Decrease) in Net Assets from Contract Transactions	(1,093)	(2,923)	-	-

Total Increase (Decrease) in Net Assets	(3,682)	(31,228)	-	-

Net Assets as of December 31, 2022:	$55,923	$186,458	$-	$-

Investment Income:
Reinvested Dividends	865	3,521	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	754	2,409	-	-

Net Investment Income (Loss)	111	1,112	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,281	-	-	-
Realized Gain (Loss) on Investments	351	(1,594)	-	-

Net Realized Capital Gains (Losses) on Investments	2,632	(1,594)	-	-
Net Change in Unrealized Appreciation (Depreciation)	4,988	8,934	-	-

Net Gain (Loss) on Investment	7,620	7,340	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	7,731	8,452	-	-

Increase (Decrease) in Net Assets from Contract Transactions	(675)	(2,840)	-	-

Total Increase (Decrease) in Net Assets	7,056	5,612	-	-

Net Assets as of December 31, 2023:	$62,979	$192,070	$-	$-

See Accompanying Notes. (1) See Footnote 1	24

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA Asset Allocation - Moderate Growth Class A Shares Subaccount	TA BlackRock Government Money Market Initial Class Subaccount	TA Bond Class A Shares Subaccount	TA International Focus Initial Class Subaccount

Net Assets as of December 31, 2021:	$-	$299,580	$-	$4,556,140

Investment Income:
Reinvested Dividends	-	7,360	-	113,528
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	6,023	-	54,022

Net Investment Income (Loss)	-	1,337	-	59,506

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	198,802
Realized Gain (Loss) on Investments	-	-	-	(119,326)

Net Realized Capital Gains (Losses) on Investments	-	-	-	79,476
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	(1,093,036)

Net Gain (Loss) on Investment	-	-	-	(1,013,560)

Net Increase (Decrease) in Net Assets Resulting from Operations	-	1,337	-	(954,054)

Increase (Decrease) in Net Assets from Contract Transactions	-	186,001	-	(255,866)

Total Increase (Decrease) in Net Assets	-	187,338	-	(1,209,920)

Net Assets as of December 31, 2022:	$-	$486,918	$-	$3,346,220

Investment Income:
Reinvested Dividends	-	23,141	-	67,800
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	6,341	-	49,528

Net Investment Income (Loss)	-	16,800	-	18,272

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	(8,951)

Net Realized Capital Gains (Losses) on Investments	-	-	-	(8,951)
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	344,554

Net Gain (Loss) on Investment	-	-	-	335,603

Net Increase (Decrease) in Net Assets Resulting from Operations	-	16,800	-	353,875

Increase (Decrease) in Net Assets from Contract Transactions	-	(19,506)	-	(238,822)

Total Increase (Decrease) in Net Assets	-	(2,706)	-	115,053

Net Assets as of December 31, 2023:	$-	$484,212	$-	$3,461,273

See Accompanying Notes. (1) See Footnote 1	25

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA JPMorgan Mid Cap Value Service Class Subaccount	TA Multi-Managed Balanced Class A Shares Subaccount	TA Small/Mid Cap Value Class A Shares Subaccount	TA Sustainable Equity Income Class A Shares Subaccount

Net Assets as of December 31, 2021:	$133,025	$-	$1,275,358	$2,664,298

Investment Income:
Reinvested Dividends	694	-	5,676	40,249
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,600	-	16,202	32,080

Net Investment Income (Loss)	(906)	-	(10,526)	8,169

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	23,398	-	81,416	-
Realized Gain (Loss) on Investments	54	-	172,986	(424,415)

Net Realized Capital Gains (Losses) on Investments	23,452	-	254,402	(424,415)
Net Change in Unrealized Appreciation (Depreciation)	(35,326)	-	(361,389)	80,211

Net Gain (Loss) on Investment	(11,874)	-	(106,987)	(344,204)

Net Increase (Decrease) in Net Assets Resulting from Operations	(12,780)	-	(117,513)	(336,035)

Increase (Decrease) in Net Assets from Contract Transactions	(1,590)	-	(187,781)	(307,245)

Total Increase (Decrease) in Net Assets	(14,370)	-	(305,294)	(643,280)

Net Assets as of December 31, 2022:	$118,655	$-	$970,064	$2,021,018

Investment Income:
Reinvested Dividends	1,499	-	8,549	34,382
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,546	-	14,672	29,120

Net Investment Income (Loss)	(47)	-	(6,123)	5,262

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	11,303	-	38,124	-
Realized Gain (Loss) on Investments	(328)	-	(3,837)	(23,335)

Net Realized Capital Gains (Losses) on Investments	10,975	-	34,287	(23,335)
Net Change in Unrealized Appreciation (Depreciation)	(167)	-	68,541	110,629

Net Gain (Loss) on Investment	10,808	-	102,828	87,294

Net Increase (Decrease) in Net Assets Resulting from Operations	10,761	-	96,705	92,556

Increase (Decrease) in Net Assets from Contract Transactions	(1,863)	-	(55,007)	51,411

Total Increase (Decrease) in Net Assets	8,898	-	41,698	143,967

Net Assets as of December 31, 2023:	$127,553	$-	$1,011,762	$2,164,985

See Accompanying Notes. (1) See Footnote 1	26

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	TA T. Rowe Price Small Cap Service Class Subaccount	TA TS&W International Equity Service Class Subaccount	TA US Growth Class A Shares Subaccount	TA WMC US Growth Service Class Subaccount

Net Assets as of December 31, 2021:	$95,621	$30,548	$1,479,800	$-

Investment Income:
Reinvested Dividends	-	796	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,102	390	17,907	-

Net Investment Income (Loss)	(1,102)	406	(17,907)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	27,618	1,030	45,615	-
Realized Gain (Loss) on Investments	(9,683)	(621)	(60,735)	-

Net Realized Capital Gains (Losses) on Investments	17,935	409	(15,120)	-
Net Change in Unrealized Appreciation (Depreciation)	(39,082)	(5,646)	(455,060)	-

Net Gain (Loss) on Investment	(21,147)	(5,237)	(470,180)	-

Net Increase (Decrease) in Net Assets Resulting from Operations	(22,249)	(4,831)	(488,087)	-

Increase (Decrease) in Net Assets from Contract Transactions	(4,991)	(1,320)	107,621	-

Total Increase (Decrease) in Net Assets	(27,240)	(6,151)	(380,466)	-

Net Assets as of December 31, 2022:	$68,381	$24,397	$1,099,334	$-

Investment Income:
Reinvested Dividends	-	212	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,008	390	17,448	-

Net Investment Income (Loss)	(1,008)	(178)	(17,448)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,218	-	42,898	-
Realized Gain (Loss) on Investments	(6,251)	61	40,913	-

Net Realized Capital Gains (Losses) on Investments	(3,033)	61	83,811	-
Net Change in Unrealized Appreciation (Depreciation)	15,696	3,344	325,543	-

Net Gain (Loss) on Investment	12,663	3,405	409,354	-

Net Increase (Decrease) in Net Assets Resulting from Operations	11,655	3,227	391,906	-

Increase (Decrease) in Net Assets from Contract Transactions	(13,825)	(1,223)	(278,731)	-

Total Increase (Decrease) in Net Assets	(2,170)	2,004	113,175	-

Net Assets as of December 31, 2023:	$66,211	$26,401	$1,212,509	$-

See Accompanying Notes. (1) See Footnote 1	27

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2023 and 2022

	Virtus AllianzGI Dividend Value Class A Shares Subaccount	Virtus AllianzGI Small-Cap Value Class A Shares Subaccount

Net Assets as of December 31, 2021:	$168,472	$279,542

Investment Income:
Reinvested Dividends	2,345	2,064
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,232	3,005

Net Investment Income (Loss)	113	(941)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	19,373	29,426
Realized Gain (Loss) on Investments	(6,458)	(59,270)

Net Realized Capital Gains (Losses) on Investments	12,915	(29,844)
Net Change in Unrealized Appreciation (Depreciation)	(37,670)	(16,534)

Net Gain (Loss) on Investment	(24,755)	(46,378)

Net Increase (Decrease) in Net Assets Resulting from Operations	(24,642)	(47,319)

Increase (Decrease) in Net Assets from Contract Transactions	(8,780)	(39,853)

Total Increase (Decrease) in Net Assets	(33,422)	(87,172)

Net Assets as of December 31, 2022:	$135,050	$192,370

Investment Income:
Reinvested Dividends	5,036	4,584
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,151	2,726

Net Investment Income (Loss)	2,885	1,858

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	13,881	17,926
Realized Gain (Loss) on Investments	(1,101)	(5,786)

Net Realized Capital Gains (Losses) on Investments	12,780	12,140
Net Change in Unrealized Appreciation (Depreciation)	7,017	24,805

Net Gain (Loss) on Investment	19,797	36,945

Net Increase (Decrease) in Net Assets Resulting from Operations	22,682	38,803

Increase (Decrease) in Net Assets from Contract Transactions	(6,168)	(14,171)

Total Increase (Decrease) in Net Assets	16,514	24,632

Net Assets as of December 31, 2023:	$151,564	$217,002

See Accompanying Notes. (1) See Footnote 1	28

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2023

1. Organization

ML of New York Variable Annuity Separate Account D (the Separate Account) is a segregated investment account of Transamerica Financial Life Insurance Company (TFLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TFLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TFLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Merrill Lynch Investor Choice Annuity® NY and Merrill Lynch IRA Annuity® NY.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund

The AB Trust	The AB Trust
AB Discovery Value Class A Shares	AB Discovery Value Portfolio Class A Shares
AB International Value Class A Shares	AB International Value Portfolio Class A Shares
AB Large Cap Growth Class A Shares	AB Large Cap Growth Portfolio Class A Shares

AB Relative Value Class A Shares	AB Relative Value Portfolio Class A Shares
AB Value Class A Shares	AB Value Portfolio Class A Shares
American Funds	American Funds
American Funds - EuroPacific Growth Fund® Class F -1 Shares	American Funds - EuroPacific Growth Fund® Class F -1 Shares
American Funds - Growth Fund of America® Class F -1 Shares	American Funds - Growth Fund of America® Fund Class F -1 Shares
American Funds - Income Fund of America® Class F -1 Shares	American Funds - Income Fund of America® Fund Class F -1 Shares
American Funds - Investment Company of America® Class F -1 Shares	American Funds - Investment Company of America® Fund Class F -1 Shares
American Funds - The Bond Fund of America® Class A Shares	American Funds - The Bond Fund of America Fund® Class A Shares
American Funds - The Bond Fund of America® Class F -1 Shares	American Funds - The Bond Fund of America Fund® Class F -1 Shares
American Funds - The Growth Fund of America® Class A Shares	American Funds - The Growth Fund of America® Fund Class A Shares
American Funds - The Income Fund of America® Class A Shares	American Funds - The Income Fund of America® Fund Class A Shares
American Funds - The Investment Company of America® Class A Shares	American Funds - The Investment Company of America® Fund Class A Shares
The Managers Fund	The Managers Fund
AMG Renaissance Large Cap Growth Class N Shares	AMG Renaissance Large Cap Growth Fund Class N Shares
BlackRock Series, Inc.	BlackRock Funds, Inc.
BlackRock Advantage Global Investor A Shares	BlackRock Advantage Global Fund Investor A Shares
BlackRock Advantage International Investor A Shares	BlackRock Advantage International Fund Investor A Shares
BlackRock Advantage Large Cap Core Investor A Shares	BlackRock Advantage Large Cap Core Fund Investor A Shares
BlackRock Advantage Large Cap Value Investor A Shares	BlackRock Advantage Large Cap Value Fund Investor A Shares
BlackRock Advantage SMID Investor A Shares	BlackRock Advantage SMID Fund Investor A Shares
BlackRock Capital Appreciation Investor A Shares	BlackRock Capital Appreciation Fund Investor A Shares
BlackRock Global Allocation Investor A Shares	BlackRock Global Allocation Fund Investor A Shares
BlackRock High Yield Bond Investor A Shares	BlackRock High Yield Bond Fund Investor A Shares
BlackRock Impact Mortgage Investor A Shares	BlackRock Impact Mortgage Investor A Shares
BlackRock International Investor A Shares	BlackRock International Fund Investor A Shares
BlackRock iShares MSCI EAFE International Index Investor A Shares	BlackRock iShares MSCI EAFE International Index Fund Investor A Shares
BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares	BlackRock iShares Russell 2000 Small-Cap Index Fund Investor A Shares

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2023

1. Organization (continued)

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund

BlackRock Funds, Inc.	BlackRock Funds, Inc.
BlackRock iShares S&P 500 Index Investor A Shares	BlackRock iShares S&P 500 Index Investor Fund A Shares
BlackRock Large Cap Focus Growth Investor A Shares	BlackRock Large Cap Focus Growth Fund Investor A Shares
BlackRock Large Cap Focus Value Investor A Shares	BlackRock Large Cap Focus Value Fund Investor A Shares
BlackRock Low Duration Bond Investor A Shares	BlackRock Low Duration Bond Fund Investor A Shares
BlackRock Total Return Investor A Shares	BlackRock Total Return Fund Investor A Shares
BNY Mellon Funds	BNY Mellon Funds
BNY Mellon Appreciation Investor Shares	BNY Mellon Appreciation Fund Investor Shares
Cohen & Steers Capital Management, Inc.	Cohen & Steers Capital Management, Inc.
Cohen & Steers Real Estate Securities Class A Shares	Cohen & Steers Real Estate Securities Fund Class A Shares
Columbia Funds Series Trust	Columbia Funds Series Trust
Columbia Large Cap Growth Opportunity Class A Shares	Columbia Large Cap Growth Opportunity Fund Class A Shares
Columbia Select Mid Cap Growth Class A Shares	Columbia Select Mid Cap Growth Fund Class A Shares
Columbia Select Small Cap Value Class A Shares	Columbia Select Small Cap Value Class Fund A Shares
Davis New York Venture Fund, Inc.	Davis New York Venture Fund, Inc.
Davis New York Venture Class A Shares	Davis New York Venture Fund Class A Shares
Delaware Group Equity Funds IV	Delaware Group Equity Funds IV
Delaware Mid Cap Growth Equity Class A Shares	Delaware Mid Cap Growth Equity Fund Class A Shares
Eaton Vance Mutual Funds Trust	Eaton Vance Mutual Funds Trust
Eaton Vance Floating-Rate Class A Shares	Eaton Vance Floating-Rate Fund Class A Shares
Eaton Vance Special Investment Trust	Eaton Vance Special Investment Trust
Eaton Vance Large-Cap Value Class A Shares	Eaton Vance Large-Cap Value Fund Class A Shares
Federated Equity Funds	Federated Equity Funds
Federated Hermes Equity Income Class A Shares	Federated Hermes Equity Income Fund Class A Shares
Federated Hermes Kaufmann Class A Shares	Federated Hermes Kaufmann Fund Class A Shares
Fidelity Advisor Series	Fidelity Advisor Series
Fidelity Advisor® Equity Growth Class A Shares	Fidelity Advisor® Equity Growth Fund Class A Shares
Fidelity Advisor® Overseas Class A Shares	Fidelity Advisor® Overseas Fund Class A Shares
Fidelity Advisor® Stock Selector Mid Cap Class A Shares	Fidelity Advisor® Stock Selector Mid Cap Fund Class A Shares
Templeton Growth Funds, Inc.	Templeton Growth Funds, Inc.
Franklin Templeton Growth Class A Shares	Franklin Templeton Growth Fund Class A Shares
AIM Series Trust (Invesco Series Trust)	AIM Series Trust (Invesco Series Trust)
Invesco American Franchise Fund Class A Shares	Invesco American Franchise Fund Class A Shares
Invesco Capital Appreciation Class A Shares	Invesco Capital Appreciation Fund Class A Shares
Invesco Charter Class A Shares	Invesco Charter Fund Class A Shares
Invesco Comstock Class A Shares	Invesco Comstock Fund Class A Shares
Invesco Discovery Mid Cap Growth Class A Shares	Invesco Discovery Mid Cap Growth Class A Shares
Invesco Equity and Income Class A Shares	Invesco Equity and Income Fund Class A Shares
Invesco Fundamental Alternatives Class A Shares	Invesco Fundamental Alternatives Fund Class A Shares
Invesco Global Class A Shares	Invesco Global Fund Class A Shares
Invesco Main Street Class A Shares	Invesco Main Street Fund Class A Shares
Invesco Main Street Mid Cap Class A Shares	Invesco Main Street Mid Cap Fund Class A Shares
Invesco Value Opportunities Class A Shares	Invesco Value Opportunities Fund Class A Shares
Janus Advisor Series	Janus Advisor Series
Janus Henderson Enterprise Class A Shares	Janus Henderson Enterprise Portfolio Class A Shares
Janus Henderson Forty Class A Shares	Janus Henderson Forty Portfolio Class A Shares

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2023

1. Organization (continued)

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund

JPMorgan Trust II	JPMorgan Trust II
JPMorgan Small Cap Growth Class A Shares	JPMorgan Small Cap Growth Fund Class A Shares
Lord Abbett Funds, Inc.	Lord Abbett Funds, Inc.
Lord Abbett Affiliated Class A Shares	Lord Abbett Affiliated Class A Shares
Lord Abbett Bond-Debenture Class A Shares	Lord Abbett Bond-Debenture Class A Shares
Lord Abbett Mid Cap Stock Class A Shares	Lord Abbett Mid Cap Stock Class A Shares
MFS Series Trust	MFS Series Trust
MFS® Growth Class A Shares	MFS® Growth Fund Class A Shares
MFS® Mid Cap Growth Class A Shares	MFS® Mid Cap Growth Fund Class A Shares
MFS® Research International Class A Shares	MFS® Research International Fund Class A Shares
PIMCO Funds	PIMCO Funds
PIMCO CommodityRealReturn Strategy Class A Shares	PIMCO CommodityRealReturn Strategy Fund Class A Shares
PIMCO Low Duration Class A Shares	PIMCO Low Duration Fund Class A Shares
PIMCO Real Return Class A Shares	PIMCO Real Return Fund Class A Shares
PIMCO Total Return Class A Shares	PIMCO Total Return Fund Class A Shares
Pioneer Funds	Pioneer Funds
Pioneer Class A Shares	Pioneer Class A Shares
Pioneer High Yield Class A Shares	Pioneer High Yield Class A Shares
Pioneer Select Mid Cap Growth Class A Shares	Pioneer Select Mid Cap Growth Class A Shares
Putnam Funds	Putnam Funds
Putnam International Equity Class A Shares	Putnam International Equity Class A Shares
Putnam Large Cap Growth Class A Shares	Putnam Large Cap Growth Class A Shares
Putnam Large Cap Value Class A Shares	Putnam Large Cap Value Class A Shares
Transamerica Funds	Transamerica Funds
TA Aegon Sustainable Equity Income Service Class	Transamerica Aegon Sustainable Equity Income VP Service Class
TA Asset Allocation - Conservative Class A Shares	Transamerica Asset Allocation - Conservative Class A Shares
TA Asset Allocation - Moderate Class A Shares	Transamerica Asset Allocation - Moderate Class A Shares
TA Asset Allocation - Moderate Growth Class A Shares	Transamerica Asset Allocation - Moderate Growth Class A Shares
TA BlackRock Government Money Market Initial Class	Transamerica BlackRock Government Money Market VP Initial Class
TA Bond Class A Shares	Transamerica Bond Class A Shares
TA International Focus Initial Class	Transamerica International Focus VP Initial Class
TA JPMorgan Mid Cap Value Service Class	Transamerica JPMorgan Mid Cap Value VP Service Class
TA Multi-Managed Balanced Class A Shares	Transamerica Multi-Managed Balanced Class A Shares
TA Small/Mid Cap Value Class A Shares	Transamerica Small/Mid Cap Value Class A Shares
TA Sustainable Equity Income Class A Shares	Transamerica Sustainable Equity Income VP Class A Shares
TA T. Rowe Price Small Cap Service Class	Transamerica T. Rowe Price Small Cap VP Service Class
TA TS&W International Equity Service Class	Transamerica TS&W International Equity VP Service Class
TA US Growth Class A Shares	Transamerica US Growth Class A Shares
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class
Virtus Funds	Virtus Funds
Virtus AllianzGI Dividend Value Class A Shares	AllianzGI Dividend Value Fund Class A Shares
Virtus AllianzGI Small-Cap Value Class A Shares	AllianzGI Small-Cap Value Fund Class A Shares

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2023

1. Organization (continued)

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
Invesco Discovery Mid Cap Growth Class A Shares	April 17, 2020
BlackRock Large Cap Focus Growth Investor A Shares	December 6, 2019
TA BlackRock Government Money Market Initial Class	November 29, 2019

The following subaccount name changes were made effective during the fiscal year ended December 31, 2023:
Subaccount	Formerly
Delaware Mid Cap Growth Equity Class A Shares	Delaware Smid Cap Growth Class A Shares
Putnam Large Cap Growth Class A Shares	Putnam Growth Opportunities Class A Shares

During the current year the following subaccounts were removed as available investment options to contract owners and subsequently replaced and reinvested:
Reinvested Subaccount	Removed Subaccount
TA WMC US Growth Service Class	TA Morgan Stanley Capital Growth Service Class

The transfers from the removed and liquidated subaccounts to the reinvested subaccounts for the period ended December 31, 2023 are reflected in the Statements of Changes in Net Assets within Increase (Decrease) in Net Assets from Contract Transactions and purchases and sales in Footnote 3.

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2023

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2023.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2023.

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2023

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2023 were as follows:

Subaccount	Purchases	Sales

AB Discovery Value Class A Shares	$11,102	$22,766

AB International Value Class A Shares	590	9,195

AB Large Cap Growth Class A Shares	4,873	5,544

AB Relative Value Class A Shares	23,093	19,384

AB Value Class A Shares	-	-

American Funds - EuroPacific Growth Fund® Class F -1 Shares	21,976	69,748

American Funds - Growth Fund of America® Class F -1 Shares	75,827	182,563

American Funds - Income Fund of America® Class F -1 Shares	4,104	71,791

American Funds - Investment Company of America® Class F -1 Shares	4,598	44,521

American Funds - The Bond Fund of America® Class A Shares	7,993	50,618

American Funds - The Bond Fund of America® Class F -1 Shares	8,021	70,471

American Funds - The Growth Fund of America® Class A Shares	156,187	302,516

American Funds - The Income Fund of America® Class A Shares	31,021	167,399

American Funds - The Investment Company of America® Class A Shares	72,816	147,650

AMG Renaissance Large Cap Growth Class N Shares	722	1,938

BlackRock Advantage Global Investor A Shares	296	408

BlackRock Advantage International Investor A Shares	-	-

BlackRock Advantage Large Cap Core Investor A Shares	706	52,858

BlackRock Advantage Large Cap Value Investor A Shares	13,152	47,565

BlackRock Advantage SMID Investor A Shares	5,609	25,172

BlackRock Capital Appreciation Investor A Shares	85,158	492,369

BlackRock Global Allocation Investor A Shares	71,613	277,219

BlackRock High Yield Bond Investor A Shares	46,083	55,525

BlackRock Impact Mortgage Investor A Shares	67,252	100,998

BlackRock International Investor A Shares	884	24,331

BlackRock iShares MSCI EAFE International Index Investor A Shares	8	4,508

BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares	-	-

BlackRock iShares S&P 500 Index Investor A Shares	244,783	143,220

BlackRock Large Cap Focus Growth Investor A Shares	4,336	15,073

BlackRock Large Cap Focus Value Investor A Shares	143,699	137,227

BlackRock Low Duration Bond Investor A Shares	-	-

BlackRock Total Return Investor A Shares	218,077	276,904

BNY Mellon Appreciation Investor Shares	47,456	66,407

Cohen & Steers Real Estate Securities Class A Shares	3,815	10,991

Columbia Large Cap Growth Opportunity Class A Shares	97	1,813

Columbia Select Mid Cap Growth Class A Shares	-	-

Columbia Select Small Cap Value Class A Shares	163,197	45,271

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2023

3. Investments (continued)

Subaccount	Purchases	Sales

Davis New York Venture Class A Shares	$79,568	$112,193

Delaware Mid Cap Growth Equity Class A Shares	589	6,314

Eaton Vance Floating-Rate Class A Shares	6,104	5,996

Eaton Vance Large-Cap Value Class A Shares	22,652	22,996

Federated Hermes Equity Income Class A Shares	774	1,580

Federated Hermes Kaufmann Class A Shares	7,110	24,695

Fidelity Advisor® Equity Growth Class A Shares	808	54,967

Fidelity Advisor® Overseas Class A Shares	-	-

Fidelity Advisor® Stock Selector Mid Cap Class A Shares	-	-

Franklin Templeton Growth Class A Shares	348	1,611

Invesco American Franchise Fund Class A Shares	-	293

Invesco Capital Appreciation Class A Shares	1,090	163,137

Invesco Charter Class A Shares	852	869

Invesco Comstock Class A Shares	164,832	164,625

Invesco Discovery Mid Cap Growth Class A Shares	3,643	3,804

Invesco Equity and Income Class A Shares	7,173	37,114

Invesco Fundamental Alternatives Class A Shares	1,196	475

Invesco Global Class A Shares	1,978	1,184

Invesco Main Street Class A Shares	13,792	8,144

Invesco Main Street Mid Cap Class A Shares	4,247	10,210

Invesco Value Opportunities Class A Shares	179	171

Janus Henderson Enterprise Class A Shares	90,183	132,373

Janus Henderson Forty Class A Shares	49,285	49,692

JPMorgan Small Cap Growth Class A Shares	396	1,501

Lord Abbett Affiliated Class A Shares	6,946	7,332

Lord Abbett Bond-Debenture Class A Shares	17,839	53,013

Lord Abbett Mid Cap Stock Class A Shares	12,702	141,214

MFS® Growth Class A Shares	36,080	155,061

MFS® Mid Cap Growth Class A Shares	5,950	78,267

MFS® Research International Class A Shares	11,402	30,965

PIMCO CommodityRealReturn Strategy Class A Shares	47,936	36,220

PIMCO Low Duration Class A Shares	98,179	138,359

PIMCO Real Return Class A Shares	64,925	73,434

PIMCO Total Return Class A Shares	225,313	370,003

Pioneer Class A Shares	39,396	55,625

Pioneer High Yield Class A Shares	1,512	1,549

Pioneer Select Mid Cap Growth Class A Shares	-	-

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2023

3. Investments (continued)

Subaccount	Purchases	Sales

Putnam International Equity Class A Shares	$16,437	$69,191

Putnam Large Cap Growth Class A Shares	108	1,293

Putnam Large Cap Value Class A Shares	3,147	1,429

TA Aegon Sustainable Equity Income Service Class	3,522	5,250

TA Asset Allocation - Conservative Class A Shares	-	-

TA Asset Allocation - Moderate Class A Shares	-	-

TA Asset Allocation - Moderate Growth Class A Shares	-	-

TA BlackRock Government Money Market Initial Class	28,578	31,271

TA Bond Class A Shares	-	-

TA International Focus Initial Class	145,345	365,905

TA JPMorgan Mid Cap Value Service Class	12,803	3,409

TA Multi-Managed Balanced Class A Shares	-	-

TA Small/Mid Cap Value Class A Shares	88,802	111,814

TA Sustainable Equity Income Class A Shares	243,244	186,577

TA T. Rowe Price Small Cap Service Class	4,005	15,620

TA TS&W International Equity Service Class	212	1,612

TA US Growth Class A Shares	64,318	317,602

TA WMC US Growth Service Class	-	-

Virtus AllianzGI Dividend Value Class A Shares	20,365	9,766

Virtus AllianzGI Small-Cap Value Class A Shares	22,510	16,896

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
AB Discovery Value Class A Shares	190	(673)	(483)	3,117	(3,367)	(250)
AB International Value Class A Shares	-	(1,230)	(1,230)	8,624	(9,048)	(424)
AB Large Cap Growth Class A Shares	-	(31)	(31)	3	(13)	(10)
AB Relative Value Class A Shares	186	(361)	(175)	-	(901)	(901)
AB Value Class A Shares	-	-	-	-	-	-
American Funds - EuroPacific Growth Fund® Class F -1 Shares	791	(2,874)	(2,083)	6,468	(6,767)	(299)
American Funds - Growth Fund of America® Class F -1 Shares	783	(4,248)	(3,465)	16,337	(16,940)	(603)
American Funds - Income Fund of America® Class F -1 Shares	-	(2,808)	(2,808)	7,109	(7,364)	(255)
American Funds - Investment Company of America® Class F -1 Shares	-	(1,366)	(1,366)	3,790	(4,002)	(212)
American Funds - The Bond Fund of America® Class A Shares	-	(3,172)	(3,172)	-	(5,022)	(5,022)
American Funds - The Bond Fund of America® Class F -1 Shares	526	(5,823)	(5,297)	9,171	(9,605)	(434)
American Funds - The Growth Fund of America® Class A Shares	-	(4,193)	(4,193)	-	(9,911)	(9,911)
American Funds - The Income Fund of America® Class A Shares	-	(4,205)	(4,205)	-	(6,929)	(6,929)
American Funds - The Investment Company of America® Class A Shares	-	(2,556)	(2,556)	-	(6,535)	(6,535)
AMG Renaissance Large Cap Growth Class N Shares	-	(99)	(99)	675	(772)	(97)
BlackRock Advantage Global Investor A Shares	-	(4)	(4)	600	(604)	(4)
BlackRock Advantage International Investor A Shares	-	-	-	-	-	-
BlackRock Advantage Large Cap Core Investor A Shares	3	(1,503)	(1,500)	3,426	(4,142)	(716)
BlackRock Advantage Large Cap Value Investor A Shares	323	(1,605)	(1,282)	6,853	(7,130)	(277)
BlackRock Advantage SMID Investor A Shares	47	(433)	(386)	768	(2,430)	(1,662)
BlackRock Capital Appreciation Investor A Shares	575	(10,319)	(9,744)	32,702	(26,048)	6,654
BlackRock Global Allocation Investor A Shares	1,275	(8,284)	(7,009)	56,815	(64,317)	(7,502)
BlackRock High Yield Bond Investor A Shares	1,291	(3,207)	(1,916)	30,587	(35,106)	(4,519)
BlackRock Impact Mortgage Investor A Shares	4,856	(9,998)	(5,142)	6,490	(33,633)	(27,143)
BlackRock International Investor A Shares	50	(1,614)	(1,564)	3,242	(3,013)	229
BlackRock iShares MSCI EAFE International Index Investor A Shares	-	(246)	(246)	256	(272)	(16)
BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares	-	-	-	-	-	-
BlackRock iShares S&P 500 Index Investor A Shares	7,909	(4,826)	3,083	17,092	(19,429)	(2,337)

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
BlackRock Large Cap Focus Growth Investor A Shares	186	(1,075)	(889)	6,352	(5,644)	708
BlackRock Large Cap Focus Value Investor A Shares	2,203	(3,732)	(1,529)	28,622	(35,407)	(6,785)
BlackRock Low Duration Bond Investor A Shares	-	-	-	-	-	-
BlackRock Total Return Investor A Shares	10,640	(18,667)	(8,027)	94,896	(128,800)	(33,904)
BNY Mellon Appreciation Investor Shares	717	(1,701)	(984)	9,305	(9,781)	(476)
Cohen & Steers Real Estate Securities Class A Shares	133	(398)	(265)	276	(294)	(18)
Columbia Large Cap Growth Opportunity Class A Shares	5	(83)	(78)	366	(336)	30
Columbia Select Mid Cap Growth Class A Shares	-	-	-	-	-	-
Columbia Select Small Cap Value Class A Shares	2,516	(778)	1,738	467	(4,162)	(3,695)
Davis New York Venture Class A Shares	667	(2,667)	(2,000)	5,515	(12,907)	(7,392)
Delaware Mid Cap Growth Equity Class A Shares	20	(159)	(139)	2,218	(2,315)	(97)
Eaton Vance Floating-Rate Class A Shares	398	(404)	(6)	173	(210)	(37)
Eaton Vance Large-Cap Value Class A Shares	1,016	(1,087)	(71)	3,270	(4,155)	(885)
Federated Hermes Equity Income Class A Shares	9	(48)	(39)	2,769	(2,826)	(57)
Federated Hermes Kaufmann Class A Shares	136	(672)	(536)	4,891	(5,020)	(129)
Fidelity Advisor® Equity Growth Class A Shares	-	(770)	(770)	972	(1,603)	(631)
Fidelity Advisor® Overseas Class A Shares	-	-	-	-	(27)	(27)
Fidelity Advisor® Stock Selector Mid Cap Class A Shares	-	-	-	-	(41)	(41)
Franklin Templeton Growth Class A Shares	8	(75)	(67)	690	(861)	(171)
Invesco American Franchise Fund Class A Shares	-	(3)	(3)	-	(71)	(71)
Invesco Capital Appreciation Class A Shares	39	(4,363)	(4,324)	5,686	(5,788)	(102)
Invesco Charter Class A Shares	-	(25)	(25)	-	(34)	(34)
Invesco Comstock Class A Shares	1,726	(4,127)	(2,401)	26,419	(38,666)	(12,247)
Invesco Discovery Mid Cap Growth Class A Shares	285	(174)	111	1,143	(3,189)	(2,046)
Invesco Equity and Income Class A Shares	59	(979)	(920)	-	(281)	(281)
Invesco Fundamental Alternatives Class A Shares	-	(8)	(8)	-	(9)	(9)
Invesco Global Class A Shares	-	(19)	(19)	-	(334)	(334)
Invesco Main Street Class A Shares	4	(128)	(124)	1,607	(1,695)	(88)

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
Invesco Main Street Mid Cap Class A Shares	138	(288)	(150)	2,344	(2,875)	(531)
Invesco Value Opportunities Class A Shares	-	(28)	(28)	2,968	(2,994)	(26)
Janus Henderson Enterprise Class A Shares	354	(2,198)	(1,844)	20,402	(22,077)	(1,675)
Janus Henderson Forty Class A Shares	1,110	(1,215)	(105)	1,309	(1,186)	123
JPMorgan Small Cap Growth Class A Shares	13	(46)	(33)	361	(323)	38
Lord Abbett Affiliated Class A Shares	272	(296)	(24)	1,174	(1,198)	(24)
Lord Abbett Bond-Debenture Class A Shares	114	(2,166)	(2,052)	12,467	(22,614)	(10,147)
Lord Abbett Mid Cap Stock Class A Shares	220	(4,004)	(3,784)	6,248	(8,162)	(1,914)
MFS® Growth Class A Shares	15	(3,481)	(3,466)	2,756	(1,189)	1,567
MFS® Mid Cap Growth Class A Shares	124	(1,407)	(1,283)	1,630	(4,803)	(3,173)
MFS® Research International Class A Shares	155	(818)	(663)	495	(1,282)	(787)
PIMCO CommodityRealReturn Strategy Class A Shares	5,003	(4,318)	685	30,044	(40,454)	(10,410)
PIMCO Low Duration Class A Shares	5,739	(11,275)	(5,536)	104,916	(126,066)	(21,150)
PIMCO Real Return Class A Shares	3,489	(4,688)	(1,199)	52,662	(60,132)	(7,470)
PIMCO Total Return Class A Shares	9,675	(23,406)	(13,731)	111,321	(139,884)	(28,563)
Pioneer Class A Shares	1,063	(1,539)	(476)	500	(568)	(68)
Pioneer High Yield Class A Shares	65	(81)	(16)	364	(432)	(68)
Pioneer Select Mid Cap Growth Class A Shares	-	-	-	-	-	-
Putnam International Equity Class A Shares	146	(2,420)	(2,274)	1,158	(3,808)	(2,650)
Putnam Large Cap Growth Class A Shares	-	(38)	(38)	-	(54)	(54)
Putnam Large Cap Value Class A Shares	-	(39)	(39)	-	(68)	(68)
TA Aegon Sustainable Equity Income Service Class	-	(262)	(262)	2,105	(2,373)	(268)
TA Asset Allocation - Conservative Class A Shares	-	-	-	-	-	-
TA Asset Allocation - Moderate Class A Shares	-	-	-	-	-	-
TA Asset Allocation - Moderate Growth Class A Shares	-	-	-	-	-	-
TA BlackRock Government Money Market Initial Class	553	(2,511)	(1,958)	72,849	(53,728)	19,121
TA Bond Class A Shares	-	-	-	-	-	-
TA International Focus Initial Class	6,678	(27,099)	(20,421)	279,332	(301,363)	(22,031)

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA JPMorgan Mid Cap Value Service Class	-	(136)	(136)	-	(121)	(121)
TA Multi-Managed Balanced Class A Shares	-	-	-	-	-	-
TA Small/Mid Cap Value Class A Shares	1,574	(3,561)	(1,987)	39,487	(46,212)	(6,725)
TA Sustainable Equity Income Class A Shares	15,221	(11,451)	3,770	109,605	(130,971)	(21,366)
TA T. Rowe Price Small Cap Service Class	57	(1,012)	(955)	5,506	(5,846)	(340)
TA TS&W International Equity Service Class	-	(110)	(110)	2,442	(2,567)	(125)
TA US Growth Class A Shares	651	(9,019)	(8,368)	44,696	(40,948)	3,748
TA WMC US Growth Service Class	-	-	-	-	-	-
Virtus AllianzGI Dividend Value Class A Shares	87	(440)	(353)	8,579	(9,070)	(491)
Virtus AllianzGI Small-Cap Value Class A Shares	-	(484)	(484)	2,458	(3,482)	(1,024)

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
AB Discovery Value Class A Shares	$5,929	$(21,355)	$(15,426)	$95,120	$(103,439)	$(8,319)
AB International Value Class A Shares	-	(8,416)	(8,416)	51,104	(54,485)	(3,381)
AB Large Cap Growth Class A Shares	-	(2,317)	(2,317)	224	(836)	(612)
AB Relative Value Class A Shares	8,478	(16,424)	(7,946)	-	(39,959)	(39,959)
AB Value Class A Shares	-	-	-	-	-	-
American Funds - EuroPacific Growth Fund® Class F -1 Shares	18,149	(67,892)	(49,743)	145,312	(152,623)	(7,311)
American Funds - Growth Fund of America® Class F -1 Shares	33,250	(173,529)	(140,279)	605,893	(631,147)	(25,254)
American Funds - Income Fund of America® Class F -1 Shares	-	(69,901)	(69,901)	172,590	(179,133)	(6,543)
American Funds - Investment Company of America® Class F -1 Shares	-	(43,154)	(43,154)	114,480	(121,513)	(7,033)
American Funds - The Bond Fund of America® Class A Shares	-	(47,741)	(47,741)	-	(79,972)	(79,972)
American Funds - The Bond Fund of America® Class F -1 Shares	5,985	(69,537)	(63,552)	110,946	(116,475)	(5,529)
American Funds - The Growth Fund of America® Class A Shares	-	(275,231)	(275,231)	-	(581,940)	(581,940)
American Funds - The Income Fund of America® Class A Shares	-	(156,339)	(156,339)	-	(251,090)	(251,090)
American Funds - The Investment Company of America® Class A Shares	-	(129,568)	(129,568)	-	(296,956)	(296,956)
AMG Renaissance Large Cap Growth Class N Shares	-	(1,793)	(1,793)	10,632	(12,390)	(1,758)
BlackRock Advantage Global Investor A Shares	-	(130)	(130)	17,655	(17,778)	(123)
BlackRock Advantage International Investor A Shares	-	-	-	-	-	-
BlackRock Advantage Large Cap Core Investor A Shares	111	(51,762)	(51,651)	110,708	(138,948)	(28,240)
BlackRock Advantage Large Cap Value Investor A Shares	8,813	(44,799)	(35,986)	174,457	(182,058)	(7,601)
BlackRock Advantage SMID Investor A Shares	2,077	(19,981)	(17,904)	20,396	(96,261)	(75,865)
BlackRock Capital Appreciation Investor A Shares	23,463	(469,444)	(445,981)	1,211,356	(941,784)	269,572
BlackRock Global Allocation Investor A Shares	42,405	(242,596)	(200,191)	1,290,870	(1,512,145)	(221,275)

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
BlackRock High Yield Bond Investor A Shares	$19,990	$(49,230)	$(29,240)	$443,385	$(510,910)	$(67,525)
BlackRock Impact Mortgage Investor A Shares	46,369	(92,769)	(46,400)	64,995	(324,944)	(259,949)
BlackRock International Investor A Shares	722	(23,913)	(23,191)	43,145	(39,863)	3,282
BlackRock iShares MSCI EAFE International Index Investor A Shares	-	(4,458)	(4,458)	4,109	(4,384)	(275)
BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares	-	-	-	-	-	-
BlackRock iShares S&P 500 Index Investor A Shares	230,281	(129,181)	101,100	421,916	(483,491)	(61,575)
BlackRock Large Cap Focus Growth Investor A Shares	1,937	(14,126)	(12,189)	72,234	(63,438)	8,796
BlackRock Large Cap Focus Value Investor A Shares	75,741	(118,473)	(42,732)	784,364	(997,280)	(212,916)
BlackRock Low Duration Bond Investor A Shares	-	-	-	-	-	-
BlackRock Total Return Investor A Shares	142,927	(250,074)	(107,147)	1,229,162	(1,699,432)	(470,270)
BNY Mellon Appreciation Investor Shares	25,428	(61,982)	(36,554)	298,336	(314,355)	(16,019)
Cohen & Steers Real Estate Securities Class A Shares	3,648	(10,903)	(7,255)	8,295	(8,853)	(558)
Columbia Large Cap Growth Opportunity Class A Shares	97	(1,732)	(1,635)	6,828	(6,200)	628
Columbia Select Mid Cap Growth Class A Shares	-	-	-	-	-	-
Columbia Select Small Cap Value Class A Shares	121,174	(38,173)	83,001	21,140	(192,947)	(171,807)
Davis New York Venture Class A Shares	18,505	(102,224)	(83,719)	134,288	(395,792)	(261,504)
Delaware Mid Cap Growth Equity Class A Shares	592	(5,175)	(4,583)	64,800	(68,500)	(3,700)
Eaton Vance Floating-Rate Class A Shares	5,875	(5,968)	(93)	2,533	(3,092)	(559)
Eaton Vance Large-Cap Value Class A Shares	20,822	(22,095)	(1,273)	66,187	(85,725)	(19,538)
Federated Hermes Equity Income Class A Shares	145	(835)	(690)	45,352	(46,330)	(978)
Federated Hermes Kaufmann Class A Shares	4,525	(22,531)	(18,006)	152,040	(156,007)	(3,967)
Fidelity Advisor® Equity Growth Class A Shares	-	(52,965)	(52,965)	63,739	(98,735)	(34,996)
Fidelity Advisor® Overseas Class A Shares	-	-	-	-	(745)	(745)
Fidelity Advisor® Stock Selector Mid Cap Class A Shares	-	-	-	-	(1,993)	(1,993)
Franklin Templeton Growth Class A Shares	141	(1,371)	(1,230)	10,467	(13,600)	(3,133)
Invesco American Franchise Fund Class A Shares	-	(75)	(75)	-	(1,592)	(1,592)
Invesco Capital Appreciation Class A Shares	1,098	(161,526)	(160,428)	169,647	(173,492)	(3,845)

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
Invesco Charter Class A Shares	$-	$(685)	$(685)	$-	$(847)	$(847)
Invesco Comstock Class A Shares	60,336	(146,549)	(86,213)	782,107	(1,279,668)	(497,561)
Invesco Discovery Mid Cap Growth Class A Shares	3,662	(2,189)	1,473	14,992	(40,284)	(25,292)
Invesco Equity and Income Class A Shares	2,176	(35,945)	(33,769)	-	(10,078)	(10,078)
Invesco Fundamental Alternatives Class A Shares	-	(129)	(129)	-	(139)	(139)
Invesco Global Class A Shares	-	(940)	(940)	-	(14,894)	(14,894)
Invesco Main Street Class A Shares	196	(5,722)	(5,526)	49,216	(53,448)	(4,232)
Invesco Main Street Mid Cap Class A Shares	4,250	(9,193)	(4,943)	69,026	(87,374)	(18,348)
Invesco Value Opportunities Class A Shares	-	(66)	(66)	6,676	(6,741)	(65)
Janus Henderson Enterprise Class A Shares	18,539	(118,385)	(99,846)	981,329	(1,066,200)	(84,871)
Janus Henderson Forty Class A Shares	45,415	(49,046)	(3,631)	45,601	(40,736)	4,865
JPMorgan Small Cap Growth Class A Shares	396	(1,376)	(980)	10,463	(9,227)	1,236
Lord Abbett Affiliated Class A Shares	6,420	(6,908)	(488)	27,067	(27,687)	(620)
Lord Abbett Bond-Debenture Class A Shares	2,499	(48,862)	(46,363)	265,684	(527,071)	(261,387)
Lord Abbett Mid Cap Stock Class A Shares	6,605	(134,372)	(127,767)	142,494	(206,773)	(64,279)
MFS® Growth Class A Shares	652	(146,376)	(145,724)	106,277	(43,799)	62,478
MFS® Mid Cap Growth Class A Shares	5,993	(70,501)	(64,508)	81,120	(202,291)	(121,171)
MFS® Research International Class A Shares	4,708	(25,196)	(20,488)	13,540	(37,361)	(23,821)
PIMCO CommodityRealReturn Strategy Class A Shares	38,209	(32,976)	5,233	288,341	(386,531)	(98,190)
PIMCO Low Duration Class A Shares	62,996	(124,344)	(61,348)	1,155,064	(1,390,980)	(235,916)
PIMCO Real Return Class A Shares	47,050	(63,370)	(16,320)	742,020	(850,403)	(108,383)
PIMCO Total Return Class A Shares	146,841	(338,915)	(192,074)	1,606,814	(2,046,545)	(439,731)
Pioneer Class A Shares	39,397	(55,574)	(16,177)	17,500	(20,173)	(2,673)
Pioneer High Yield Class A Shares	1,194	(1,469)	(275)	6,714	(7,991)	(1,277)
Pioneer Select Mid Cap Growth Class A Shares	-	-	-	-	-	-
Putnam International Equity Class A Shares	3,766	(60,554)	(56,788)	24,671	(85,127)	(60,456)
Putnam Large Cap Growth Class A Shares	-	(1,042)	(1,042)	-	(1,114)	(1,114)
Putnam Large Cap Value Class A Shares	-	(675)	(675)	-	(1,093)	(1,093)

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2023			Year Ended December 31, 2022
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
TA Aegon Sustainable Equity Income Service Class	$-	$(2,840)	$(2,840)	$21,632	$(24,555)	$(2,923)
TA Asset Allocation - Conservative Class A Shares	-	-	-	-	-	-
TA Asset Allocation - Moderate Class A Shares	-	-	-	-	-	-
TA Asset Allocation - Moderate Growth Class A Shares	-	-	-	-	-	-
TA BlackRock Government Money Market Initial Class	5,438	(24,944)	(19,506)	709,519	(523,518)	186,001
TA Bond Class A Shares	-	-	-	-	-	-
TA International Focus Initial Class	78,208	(317,030)	(238,822)	3,009,077	(3,264,943)	(255,866)
TA JPMorgan Mid Cap Value Service Class	-	(1,863)	(1,863)	-	(1,590)	(1,590)
TA Multi-Managed Balanced Class A Shares	-	-	-	-	-	-
TA Small/Mid Cap Value Class A Shares	42,252	(97,259)	(55,007)	1,043,846	(1,231,627)	(187,781)
TA Sustainable Equity Income Class A Shares	209,330	(157,919)	51,411	1,435,501	(1,742,746)	(307,245)
TA T. Rowe Price Small Cap Service Class	802	(14,627)	(13,825)	70,377	(75,368)	(4,991)
TA TS&W International Equity Service Class	-	(1,223)	(1,223)	24,622	(25,942)	(1,320)
TA US Growth Class A Shares	21,424	(300,155)	(278,731)	1,271,684	(1,164,063)	107,621
TA WMC US Growth Service Class	-	-	-	-	-	-
Virtus AllianzGI Dividend Value Class A Shares	1,461	(7,629)	(6,168)	138,600	(147,380)	(8,780)
Virtus AllianzGI Small-Cap Value Class A Shares	-	(14,171)	(14,171)	61,490	(101,343)	(39,853)

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2023

5.	Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

AB Discovery Value Class A Shares

12/31/2023	2,477	$38.01	to	$35.19	$88,217	0.43%	1.25%	to	1.65%	15.25%	to	14.79%

12/31/2022	2,960	32.98	to	30.66	91,933	0.59	1.25	to	1.65	(17.38)	to	(17.71)

12/31/2021	3,210	39.92	to	37.26	121,119	0.81	1.25	to	1.65	33.76	to	33.23

12/31/2020	3,645	29.84	to	27.97	103,309	0.64	1.25	to	1.65	1.83	to	1.42

12/31/2019	3,685	29.30	to	27.57	102,759	0.78	1.25	to	1.65	18.25	to	17.78

AB International Value Class A Shares

12/31/2023	7,192	7.52	to	7.03	51,487	1.16	1.25	to	1.65	13.46	to	13.01

12/31/2022	8,422	6.62	to	6.22	53,392	0.87	1.25	to	1.65	(11.91)	to	(12.27)

12/31/2021	8,846	7.52	to	7.09	63,873	2.52	1.25	to	1.65	9.39	to	8.95

12/31/2020	9,816	6.87	to	6.50	65,032	0.84	1.25	to	1.65	0.75	to	0.35

12/31/2019	9,015	6.82	to	6.48	59,395	1.16	1.25	to	1.65	15.03	to	14.57

AB Large Cap Growth Class A Shares

12/31/2023	3,383	83.58	to	83.58	282,765	-	1.30	to	1.30	32.93	to	32.93

12/31/2022	3,414	62.88	to	62.88	214,663	-	1.30	to	1.30	(29.87)	to	(29.87)

12/31/2021	3,424	89.66	to	89.66	306,957	-	1.30	to	1.30	26.92	to	26.92

12/31/2020	3,452	70.64	to	70.64	243,825	-	1.30	to	1.30	32.30	to	32.30

12/31/2019	3,488	53.39	to	53.39	186,220	-	1.30	to	1.30	32.04	to	32.04

AB Relative Value Class A Shares

12/31/2023	4,866	49.29	to	49.29	239,831	1.32	1.30	to	1.30	9.79	to	9.79

12/31/2022	5,041	44.89	to	44.89	226,290	1.12	1.30	to	1.30	(5.42)	to	(5.42)

12/31/2021	5,942	47.47	to	47.47	282,051	0.55	1.30	to	1.30	25.74	to	25.74

12/31/2020	9,940	37.75	to	37.75	375,222	1.34	1.30	to	1.30	1.48	to	1.48

12/31/2019	9,893	37.20	to	37.20	367,963	1.23	1.30	to	1.30	21.50	to	21.50

AB Value Class A Shares

12/31/2023	-	22.53	to	20.86	-	1.19	1.25	to	1.65	17.03	to	16.57

12/31/2022	-	19.25	to	17.89	-	1.28	1.25	to	1.65	(8.16)	to	(8.53)

12/31/2021	-	20.96	to	19.56	-	1.28	1.25	to	1.65	25.44	to	24.94

12/31/2020	-	16.71	to	15.66	-	1.74	1.25	to	1.65	(0.35)	to	(0.74)

12/31/2019	-	16.77	to	15.77	-	1.65	1.25	to	1.65	18.39	to	17.92

American Funds - EuroPacific Growth Fund® Class F -1 Shares

12/31/2023	4,252	27.25	to	25.23	109,704	1.45	1.25	to	1.65	14.15	to	13.70

12/31/2022	6,335	23.87	to	22.19	143,598	0.77	1.25	to	1.65	(23.98)	to	(24.28)

12/31/2021	6,634	31.40	to	29.31	198,430	1.10	1.25	to	1.65	1.19	to	0.78

12/31/2020	8,715	31.03	to	29.08	257,372	0.16	1.25	to	1.65	23.22	to	22.73

12/31/2019	10,905	25.19	to	23.70	262,802	1.05	1.25	to	1.65	25.37	to	24.87

American Funds - Growth Fund of America® Class F -1 Shares

12/31/2023	12,577	52.21	to	48.34	616,724	0.54	1.25	to	1.65	35.44	to	34.90

12/31/2022	16,042	38.55	to	35.84	583,856	0.16	1.25	to	1.65	(31.61)	to	(31.89)

12/31/2021	16,645	56.36	to	52.61	889,027	-	1.25	to	1.65	17.78	to	17.31

12/31/2020	20,375	47.85	to	44.85	924,961	0.23	1.25	to	1.65	36.05	to	35.51

12/31/2019	21,908	35.17	to	33.10	733,821	0.68	1.25	to	1.65	26.47	to	25.97

American Funds - Income Fund of America® Class F -1 Shares

12/31/2023	4,199	28.02	to	25.95	109,351	3.54	1.25	to	1.65	6.21	to	5.79

12/31/2022	7,007	26.38	to	24.53	173,514	2.21	1.25	to	1.65	(7.65)	to	(8.02)

12/31/2021	7,262	28.57	to	26.67	195,489	2.81	1.25	to	1.65	15.84	to	15.38

12/31/2020	7,490	24.66	to	23.11	174,695	3.14	1.25	to	1.65	3.57	to	3.16

12/31/2019	10,619	23.81	to	22.41	241,500	3.17	1.25	to	1.65	17.36	to	16.89

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

American Funds - Investment Company of America® Class F -1 Shares

12/31/2023	2,347	$41.66	to	$38.58	$94,074	1.51%	1.25%	to	1.65%	26.82%	to	26.32%

12/31/2022	3,713	32.85	to	30.54	116,219	0.95	1.25	to	1.65	(16.61)	to	(16.94)

12/31/2021	3,925	39.39	to	36.77	147,674	1.17	1.25	to	1.65	23.38	to	22.89

12/31/2020	4,112	31.93	to	29.92	125,732	1.53	1.25	to	1.65	13.01	to	12.56

12/31/2019	4,274	28.25	to	26.58	115,984	1.84	1.25	to	1.65	22.88	to	22.39

American Funds - The Bond Fund of America® Class A Shares

12/31/2023	12,840	15.57	to	15.57	199,892	3.60	1.30	to	1.30	3.35	to	3.35

12/31/2022	16,012	15.06	to	15.06	241,193	2.53	1.30	to	1.30	(13.81)	to	(13.81)

12/31/2021	21,034	17.48	to	17.48	367,594	1.42	1.30	to	1.30	(2.23)	to	(2.23)

12/31/2020	28,081	17.87	to	17.87	501,927	1.87	1.30	to	1.30	9.28	to	9.28

12/31/2019	30,532	16.36	to	16.36	499,374	2.33	1.30	to	1.30	6.62	to	6.62

American Funds - The Bond Fund of America® Class F -1 Shares

12/31/2023	3,684	12.97	to	12.01	44,253	3.49	1.25	to	1.65	3.37	to	2.96

12/31/2022	8,981	12.55	to	11.67	106,378	1.80	1.25	to	1.65	(13.79)	to	(14.13)

12/31/2021	9,415	14.56	to	13.59	129,828	1.38	1.25	to	1.65	(2.22)	to	(2.61)

12/31/2020	12,297	14.89	to	13.95	173,524	1.83	1.25	to	1.65	9.31	to	8.87

12/31/2019	14,865	13.62	to	12.81	193,037	2.29	1.25	to	1.65	6.63	to	6.21

American Funds - The Growth Fund of America® Class A Shares

12/31/2023	31,099	72.84	to	72.84	2,265,220	0.59	1.30	to	1.30	35.44	to	35.44

12/31/2022	35,292	53.78	to	53.78	1,898,008	0.24	1.30	to	1.30	(31.61)	to	(31.61)

12/31/2021	45,203	78.64	to	78.64	3,554,867	0.08	1.30	to	1.30	17.80	to	17.80

12/31/2020	55,211	66.76	to	66.76	3,685,987	0.29	1.30	to	1.30	36.03	to	36.03

12/31/2019	58,851	49.08	to	49.08	2,888,326	0.67	1.30	to	1.30	26.47	to	26.47

American Funds - The Income Fund of America® Class A Shares

12/31/2023	20,580	38.94	to	38.94	801,458	3.64	1.30	to	1.30	6.20	to	6.20

12/31/2022	24,785	36.67	to	36.67	908,850	3.07	1.30	to	1.30	(7.62)	to	(7.62)

12/31/2021	31,714	39.69	to	39.69	1,258,815	2.87	1.30	to	1.30	15.86	to	15.86

12/31/2020	33,344	34.26	to	34.26	1,142,313	3.37	1.30	to	1.30	3.61	to	3.61

12/31/2019	37,207	33.07	to	33.07	1,230,295	3.19	1.30	to	1.30	17.39	to	17.39

American Funds - The Investment Company of America® Class A Shares

12/31/2023	26,790	56.29	to	56.29	1,508,099	1.55	1.30	to	1.30	26.85	to	26.85

12/31/2022	29,346	44.38	to	44.38	1,302,305	1.37	1.30	to	1.30	(16.60)	to	(16.60)

12/31/2021	35,881	53.21	to	53.21	1,909,392	1.22	1.30	to	1.30	23.41	to	23.41

12/31/2020	46,109	43.12	to	43.12	1,988,301	1.59	1.30	to	1.30	13.01	to	13.01

12/31/2019	48,457	38.16	to	38.16	1,848,916	1.92	1.30	to	1.30	22.93	to	22.93

AMG Renaissance Large Cap Growth Class N Shares

12/31/2023	504	20.93	to	20.40	10,417	0.06	1.25	to	1.65	23.49	to	23.00

12/31/2022	603	16.95	to	16.59	10,110	0.10	1.25	to	1.65	(18.07)	to	(18.40)

12/31/2021	700	20.69	to	20.33	14,350	-	1.25	to	1.65	28.40	to	27.89

12/31/2020	782	16.11	to	15.89	12,507	0.11	1.25	to	1.65	22.01	to	21.52

12/31/2019	952	13.21	to	13.08	12,511	0.59	1.25	to	1.65	33.48	to	32.95

BlackRock Advantage Global Investor A Shares

12/31/2023	594	36.92	to	34.19	21,102	1.54	1.25	to	1.65	20.91	to	20.42

12/31/2022	598	30.53	to	28.39	17,607	1.17	1.25	to	1.65	(18.95)	to	(19.27)

12/31/2021	602	37.67	to	35.17	21,913	1.12	1.25	to	1.65	16.16	to	15.69

12/31/2020	605	32.43	to	30.40	18,997	1.38	1.25	to	1.65	14.11	to	13.65

12/31/2019	609	28.42	to	26.74	16,786	1.84	1.25	to	1.65	23.98	to	23.48

BlackRock Advantage International Investor A Shares

12/31/2023	-	20.32	to	19.34	-	-	1.25	to	1.65	17.63	to	17.17

12/31/2022	-	17.27	to	16.51	-	-	1.25	to	1.65	(14.76)	to	(15.10)

12/31/2021	-	20.27	to	19.45	-	-	1.25	to	1.65	11.37	to	10.93

12/31/2020	-	18.20	to	17.53	-	-	1.25	to	1.65	5.73	to	5.30

12/31/2019	-	17.21	to	16.65	-	-	1.25	to	1.65	19.86	to	19.38

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

BlackRock Advantage Large Cap Core Investor A Shares

12/31/2023	1,820	$41.86	to	$38.76	$73,286	0.79%	1.25%	to	1.65%	23.73%	to	23.24%

12/31/2022	3,320	33.83	to	31.45	108,130	0.65	1.25	to	1.65	(21.29)	to	(21.60)

12/31/2021	4,036	42.98	to	40.12	167,425	0.58	1.25	to	1.65	26.70	to	26.20

12/31/2020	4,268	33.92	to	31.79	140,020	0.90	1.25	to	1.65	18.06	to	17.59

12/31/2019	5,725	28.73	to	27.04	159,452	1.51	1.25	to	1.65	27.22	to	26.71

BlackRock Advantage Large Cap Value Investor A Shares

12/31/2023	5,443	32.17	to	29.79	162,475	1.41	1.25	to	1.65	12.01	to	11.57

12/31/2022	6,725	28.72	to	26.70	180,364	1.03	1.25	to	1.65	(9.99)	to	(10.35)

12/31/2021	7,002	31.90	to	29.78	209,413	1.20	1.25	to	1.65	24.90	to	24.40

12/31/2020	7,153	25.54	to	23.94	171,942	1.69	1.25	to	1.65	2.33	to	1.92

12/31/2019	7,099	24.96	to	23.49	167,426	1.96	1.25	to	1.65	22.84	to	22.35

BlackRock Advantage SMID Investor A Shares

12/31/2023	8,458	33.43	to	30.96	432,772	0.89	1.25	to	1.65	17.12	to	16.66

12/31/2022	8,844	28.54	to	26.54	386,512	0.72	1.25	to	1.65	(17.83)	to	(18.16)

12/31/2021	10,506	34.74	to	32.42	561,330	1.21	1.25	to	1.65	12.05	to	11.60

12/31/2020	11,237	31.00	to	29.05	536,359	0.70	1.25	to	1.65	18.01	to	17.53

12/31/2019	11,551	26.27	to	24.72	466,825	1.43	1.25	to	1.65	26.98	to	26.47

BlackRock Capital Appreciation Investor A Shares

12/31/2023	31,743	50.93	to	47.16	1,695,616	-	1.25	to	1.65	47.01	to	46.43

12/31/2022	41,487	34.64	to	32.21	1,506,642	-	1.25	to	1.65	(38.61)	to	(38.86)

12/31/2021	34,833	56.44	to	52.68	2,068,465	-	1.25	to	1.65	19.20	to	18.72

12/31/2020	43,931	47.35	to	44.37	2,207,047	-	1.25	to	1.65	38.35	to	37.80

12/31/2019	57,923	34.22	to	32.20	2,094,614	-	1.25	to	1.65	30.21	to	29.69

BlackRock Global Allocation Investor A Shares

12/31/2023	85,235	25.74	to	23.83	2,614,493	1.17	1.25	to	1.65	10.95	to	10.51

12/31/2022	92,244	23.20	to	21.57	2,553,026	-	1.25	to	1.65	(17.09)	to	(17.42)

12/31/2021	99,746	27.98	to	26.12	3,338,422	0.93	1.25	to	1.65	5.13	to	4.71

12/31/2020	110,554	26.61	to	24.94	3,591,003	0.48	1.25	to	1.65	19.29	to	18.81

12/31/2019	117,282	22.31	to	20.99	3,189,168	1.14	1.25	to	1.65	15.76	to	15.29

BlackRock High Yield Bond Investor A Shares

12/31/2023	25,171	16.86	to	16.05	410,417	6.56	1.25	to	1.65	11.94	to	11.49

12/31/2022	27,087	15.06	to	14.39	395,884	3.72	1.25	to	1.65	(11.97)	to	(12.33)

12/31/2021	31,606	17.11	to	16.42	526,061	4.39	1.25	to	1.65	4.22	to	3.80

12/31/2020	36,184	16.42	to	15.82	580,356	5.08	1.25	to	1.65	4.18	to	3.76

12/31/2019	37,157	15.76	to	15.24	573,501	5.39	1.25	to	1.65	13.67	to	13.22

BlackRock Impact Mortgage Investor A Shares

12/31/2023	63,442	9.75	to	9.27	614,462	3.27	1.25	to	1.65	3.16	to	2.75

12/31/2022	68,584	9.45	to	9.02	644,247	2.10	1.25	to	1.65	(14.46)	to	(14.80)

12/31/2021	95,727	11.04	to	10.59	1,051,724	1.22	1.25	to	1.65	(2.74)	to	(3.13)

12/31/2020	109,902	11.36	to	10.93	1,242,123	1.54	1.25	to	1.65	5.08	to	4.66

12/31/2019	107,146	10.81	to	10.45	1,153,012	2.31	1.25	to	1.65	5.13	to	4.71

BlackRock International Investor A Shares

12/31/2023	1,141	16.34	to	15.55	18,280	0.59	1.25	to	1.65	17.90	to	17.43

12/31/2022	2,705	13.86	to	13.24	36,291	0.62	1.25	to	1.65	(25.37)	to	(25.67)

12/31/2021	2,476	18.57	to	17.81	44,642	0.46	1.25	to	1.65	7.76	to	7.33

12/31/2020	2,492	17.23	to	16.60	41,853	0.21	1.25	to	1.65	19.96	to	19.48

12/31/2019	2,690	14.37	to	13.89	37,763	1.02	1.25	to	1.65	29.82	to	29.30

BlackRock iShares MSCI EAFE International Index Investor A Shares

12/31/2023	0	20.57	to	19.05	-	0.22	1.25	to	1.65	16.56	to	16.09

12/31/2022	246	17.65	to	16.41	4,191	1.71	1.25	to	1.65	(15.42)	to	(15.76)

12/31/2021	262	20.87	to	19.48	5,285	2.71	1.25	to	1.65	9.63	to	9.19

12/31/2020	276	19.03	to	17.84	5,088	1.92	1.25	to	1.65	6.34	to	5.91

12/31/2019	294	17.90	to	16.84	5,110	3.11	1.25	to	1.65	20.02	to	19.54

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

		At December 31					For the Year Ended December 31
Subaccount		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares

12/31/2023		-	$33.35	to	$30.89	$-	-%	1.25%	to	1.65%	15.16%	to	14.70%

12/31/2022		-	28.96	to	26.93	-	-	1.25	to	1.65	(21.56)	to	(21.87)

12/31/2021		-	36.92	to	34.46	-	-	1.25	to	1.65	12.96	to	12.51

12/31/2020		-	32.68	to	30.63	-	-	1.25	to	1.65	18.18	to	17.71

12/31/2019		-	27.66	to	26.02	-	-	1.25	to	1.65	23.65	to	23.15

BlackRock iShares S&P 500 Index Investor A Shares

12/31/2023		40,798	31.65	to	30.32	1,279,980	1.29	1.25	to	1.65	24.28	to	23.78

12/31/2022		37,715	25.47	to	24.50	951,944	1.06	1.25	to	1.65	(19.40)	to	(19.72)

12/31/2021		40,052	31.60	to	30.52	1,255,613	1.06	1.25	to	1.65	26.64	to	26.14

12/31/2020		41,463	24.95	to	24.19	1,026,807	1.44	1.25	to	1.65	16.58	to	16.12

12/31/2019		62,236	21.40	to	20.83	1,324,733	1.85	1.25	to	1.65	29.39	to	28.87

BlackRock Large Cap Focus Growth Investor A Shares

12/31/2023		4,485	15.91	to	15.65	70,714	-	1.25	to	1.65	50.77	to	50.17

12/31/2022		5,374	10.55	to	10.42	56,326	-	1.25	to	1.65	(39.01)	to	(39.26)

12/31/2021		4,666	17.30	to	17.16	80,362	-	1.25	to	1.65	15.23	to	14.77

12/31/2020		5,087	15.01	to	14.95	76,202	-	1.25	to	1.65	44.62	to	44.05

12/31/2019	(1)	6,811	10.38	to	10.38	70,696	-	1.25	to	1.65	-	to	-

BlackRock Large Cap Focus Value Investor A Shares

12/31/2023		39,394	32.31	to	29.92	1,468,672	2.20	1.25	to	1.65	14.49	to	14.03

12/31/2022		40,923	28.22	to	26.23	1,324,378	1.08	1.25	to	1.65	(6.04)	to	(6.41)

12/31/2021		47,708	30.03	to	28.03	1,633,586	1.14	1.25	to	1.65	20.72	to	20.24

12/31/2020		57,292	24.88	to	23.31	1,624,934	2.02	1.25	to	1.65	1.70	to	1.29

12/31/2019		56,603	24.46	to	23.02	1,583,170	2.23	1.25	to	1.65	22.32	to	21.84

BlackRock Low Duration Bond Investor A Shares

12/31/2023		-	10.31	to	9.81	-	-	1.25	to	1.65	4.08	to	3.67

12/31/2022		-	9.91	to	9.46	-	-	1.25	to	1.65	(6.14)	to	(6.52)

12/31/2021		-	10.55	to	10.12	-	-	1.25	to	1.65	(1.74)	to	(2.13)

12/31/2020		-	10.74	to	10.34	-	-	1.25	to	1.65	1.92	to	1.52

12/31/2019		-	10.54	to	10.19	-	-	1.25	to	1.65	3.17	to	2.76

BlackRock Total Return Investor A Shares

12/31/2023		140,209	13.64	to	12.63	1,922,121	3.89	1.25	to	1.65	4.33	to	3.92

12/31/2022		148,236	13.07	to	12.15	1,954,105	2.10	1.25	to	1.65	(15.52)	to	(15.86)

12/31/2021		182,140	15.47	to	14.44	2,857,122	1.69	1.25	to	1.65	(2.19)	to	(2.59)

12/31/2020		196,888	15.82	to	14.83	3,167,812	2.07	1.25	to	1.65	7.23	to	6.80

12/31/2019		200,675	14.75	to	13.88	3,010,880	2.91	1.25	to	1.65	8.18	to	7.75

BNY Mellon Appreciation Investor Shares

12/31/2023		7,524	42.06	to	38.95	301,064	0.66	1.25	to	1.65	19.90	to	19.42

12/31/2022		8,508	35.08	to	32.61	284,612	0.39	1.25	to	1.65	(18.96)	to	(19.28)

12/31/2021		8,984	43.28	to	40.40	371,638	0.36	1.25	to	1.65	25.45	to	24.95

12/31/2020		10,877	34.50	to	32.34	360,172	0.68	1.25	to	1.65	22.47	to	21.98

12/31/2019		12,503	28.17	to	26.51	338,995	1.02	1.25	to	1.65	33.46	to	32.93

Cohen & Steers Real Estate Securities Class A Shares

12/31/2023		-	33.44	to	30.97	-	2.79	1.25	to	1.65	11.39	to	10.94

12/31/2022		265	30.03	to	27.92	7,685	1.88	1.25	to	1.65	(27.40)	to	(27.69)

12/31/2021		283	41.36	to	38.61	11,289	1.70	1.25	to	1.65	39.92	to	39.37

12/31/2020		298	29.56	to	27.70	8,516	3.17	1.25	to	1.65	(3.22)	to	(3.61)

12/31/2019		317	30.54	to	28.74	9,399	2.52	1.25	to	1.65	29.54	to	29.03

Columbia Large Cap Growth Opportunity Class A Shares

12/31/2023		234	23.63	to	22.96	5,450	-	1.25	to	1.65	29.64	to	29.12

12/31/2022		312	18.23	to	17.78	5,609	-	1.25	to	1.65	(30.56)	to	(30.84)

12/31/2021		282	26.25	to	25.71	7,318	-	1.25	to	1.65	17.59	to	17.12

12/31/2020		326	22.32	to	21.95	7,216	-	1.25	to	1.65	38.75	to	38.19

12/31/2019		431	16.09	to	15.88	6,894	-	1.25	to	1.65	34.25	to	33.71

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Columbia Select Mid Cap Growth Class A Shares

12/31/2023	-	$25.98	to	$24.69	$-	-%	1.25%	to	1.65%	23.40%	to	22.91%

12/31/2022	-	21.05	to	20.09	-	-	1.25	to	1.65	(32.28)	to	(32.56)

12/31/2021	-	31.09	to	29.78	-	-	1.25	to	1.65	14.77	to	14.31

12/31/2020	-	27.09	to	26.05	-	-	1.25	to	1.65	33.22	to	32.68

12/31/2019	-	20.33	to	19.64	-	-	1.25	to	1.65	33.12	to	32.59

Columbia Select Small Cap Value Class A Shares

12/31/2023	12,850	52.85	to	52.85	679,066	0.87	1.30	to	1.30	10.95	to	10.95

12/31/2022	11,112	47.63	to	47.63	529,249	0.62	1.30	to	1.30	(16.46)	to	(16.46)

12/31/2021	14,807	57.01	to	57.01	844,214	0.04	1.30	to	1.30	29.48	to	29.48

12/31/2020	19,022	44.03	to	44.03	837,639	0.02	1.30	to	1.30	8.16	to	8.16

12/31/2019	19,747	40.71	to	40.71	803,975	0.10	1.30	to	1.30	17.23	to	17.23

Davis New York Venture Class A Shares

12/31/2023	17,975	33.83	to	31.32	778,464	0.92	1.25	to	1.65	28.39	to	27.88

12/31/2022	19,975	26.35	to	24.49	677,985	1.29	1.25	to	1.65	(18.49)	to	(18.81)

12/31/2021	27,367	32.32	to	30.17	1,157,546	0.13	1.25	to	1.65	11.11	to	10.67

12/31/2020	36,412	29.09	to	27.26	1,330,790	0.57	1.25	to	1.65	10.03	to	9.59

12/31/2019	39,232	26.44	to	24.88	1,306,367	1.52	1.25	to	1.65	29.28	to	28.77

Delaware Mid Cap Growth Equity Class A Shares

12/31/2023	2,393	36.26	to	34.40	84,689	-	1.25	to	1.65	18.72	to	18.25

12/31/2022	2,532	30.54	to	29.09	75,598	-	1.25	to	1.65	(46.15)	to	(46.37)

12/31/2021	2,629	56.73	to	54.24	146,135	-	1.25	to	1.65	(9.54)	to	(9.90)

12/31/2020	2,694	62.71	to	60.20	165,918	-	1.25	to	1.65	91.51	to	90.75

12/31/2019	2,946	32.74	to	31.56	94,869	-	1.25	to	1.65	33.64	to	33.11

Eaton Vance Floating-Rate Class A Shares

12/31/2023	157	16.26	to	15.06	2,561	8.42	1.25	to	1.65	10.44	to	10.00

12/31/2022	163	14.72	to	13.69	2,396	3.28	1.25	to	1.65	(3.80)	to	(4.18)

12/31/2021	200	15.30	to	14.28	3,058	3.05	1.25	to	1.65	2.72	to	2.31

12/31/2020	172	14.90	to	13.96	2,563	3.56	1.25	to	1.65	0.89	to	0.49

12/31/2019	163	14.77	to	13.89	2,403	4.64	1.25	to	1.65	5.51	to	5.09

Eaton Vance Large-Cap Value Class A Shares

12/31/2023	2,747	23.81	to	22.26	63,245	1.01	1.25	to	1.65	6.58	to	6.16

12/31/2022	2,818	22.34	to	20.97	60,981	0.75	1.25	to	1.65	(3.98)	to	(4.37)

12/31/2021	3,703	23.27	to	21.93	83,642	1.01	1.25	to	1.65	22.75	to	22.26

12/31/2020	4,385	18.95	to	17.93	80,842	1.39	1.25	to	1.65	1.01	to	0.61

12/31/2019	4,013	18.76	to	17.83	73,400	1.28	1.25	to	1.65	28.18	to	27.67

Federated Hermes Equity Income Class A Shares

12/31/2023	2,688	18.90	to	18.11	48,733	1.15	1.25	to	1.65	7.70	to	7.27

12/31/2022	2,727	17.55	to	16.88	46,091	0.86	1.25	to	1.65	(9.12)	to	(9.48)

12/31/2021	2,784	19.31	to	18.65	51,985	0.88	1.25	to	1.65	19.40	to	18.93

12/31/2020	2,842	16.17	to	15.68	44,633	1.35	1.25	to	1.65	5.09	to	4.67

12/31/2019	2,860	15.39	to	14.98	42,895	2.14	1.25	to	1.65	19.76	to	19.28

Federated Hermes Kaufmann Class A Shares

12/31/2023	3,823	38.84	to	35.97	139,440	-	1.25	to	1.65	13.48	to	13.03

12/31/2022	4,359	34.23	to	31.82	140,720	-	1.25	to	1.65	(31.11)	to	(31.38)

12/31/2021	4,488	49.68	to	46.38	210,813	-	1.25	to	1.65	1.13	to	0.73

12/31/2020	4,658	49.13	to	46.04	216,989	-	1.25	to	1.65	26.98	to	26.48

12/31/2019	5,120	38.69	to	36.40	188,554	-	1.25	to	1.65	31.29	to	30.77

Fidelity Advisor® Equity Growth Class A Shares

12/31/2023	1,884	59.91	to	55.48	142,320	-	1.25	to	1.65	33.57	to	33.04

12/31/2022	2,654	44.85	to	41.70	150,214	-	1.25	to	1.65	(25.60)	to	(25.89)

12/31/2021	3,285	60.28	to	56.27	250,004	-	1.25	to	1.65	21.20	to	20.71

12/31/2020	5,369	49.74	to	46.61	337,296	-	1.25	to	1.65	41.64	to	41.08

12/31/2019	6,286	35.12	to	33.04	278,925	-	1.25	to	1.65	32.02	to	31.50

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

		At December 31					For the Year Ended December 31
Subaccount		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Fidelity Advisor® Overseas Class A Shares
12/31/2023		-	$33.36	to	$33.36	$-	0.71%	1.30%	to	1.30%	18.46%	to	18.46%
12/31/2022		-	28.16	to	28.16	-	-	1.30	to	1.30	(25.58)	to	(25.58)
12/31/2021		27	37.84	to	37.84	1,007	-	1.30	to	1.30	17.39	to	17.39
12/31/2020		384	32.24	to	32.24	12,378	-	1.30	to	1.30	13.23	to	13.23
12/31/2019		384	28.47	to	28.47	10,936	1.49	1.30	to	1.30	25.73	to	25.73
Fidelity Advisor® Stock Selector Mid Cap Class A Shares
12/31/2023		-	54.83	to	54.83	-	-	1.30	to	1.30	15.35	to	15.35
12/31/2022		-	47.53	to	47.53	-	-	1.30	to	1.30	(15.21)	to	(15.21)
12/31/2021		41	56.06	to	56.06	2,303	0.46	1.30	to	1.30	21.34	to	21.34
12/31/2020		41	46.20	to	46.20	1,907	1.06	1.30	to	1.30	11.34	to	11.34
12/31/2019		42	41.50	to	41.50	1,722	0.61	1.30	to	1.30	27.61	to	27.61
Franklin Templeton Growth Class A Shares
12/31/2023		860	19.22	to	17.80	18,518	1.18	1.25	to	1.65	19.48	to	19.00
12/31/2022		927	16.09	to	14.96	16,638	0.66	1.25	to	1.65	(12.80)	to	(13.15)
12/31/2021		1,098	18.45	to	17.22	22,682	1.38	1.25	to	1.65	3.82	to	3.40
12/31/2020		1,394	17.77	to	16.65	29,329	1.12	1.25	to	1.65	4.43	to	4.01
12/31/2019		1,377	17.02	to	16.01	27,743	2.07	1.25	to	1.65	13.40	to	12.95
Invesco American Franchise Fund Class A Shares
12/31/2023		642	29.82	to	29.82	19,143	-	1.30	to	1.30	39.10	to	39.10
12/31/2022		645	21.44	to	21.44	13,824	-	1.30	to	1.30	(32.03)	to	(32.03)
12/31/2021		716	31.54	to	31.54	22,583	-	1.30	to	1.30	10.40	to	10.40
12/31/2020		719	28.57	to	28.57	20,529	-	1.30	to	1.30	40.34	to	40.34
12/31/2019		721	20.36	to	20.36	14,686	-	1.30	to	1.30	34.75	to	34.75
Invesco Capital Appreciation Class A Shares
12/31/2023		1,313	39.12	to	36.23	49,440	-	1.25	to	1.65	33.83	to	33.30
12/31/2022		5,637	29.23	to	27.18	163,037	-	1.25	to	1.65	(31.95)	to	(32.22)
12/31/2021		5,739	42.96	to	40.10	244,043	-	1.25	to	1.65	20.83	to	20.34
12/31/2020		1,848	35.56	to	33.32	63,609	-	1.25	to	1.65	34.59	to	34.06
12/31/2019		2,075	26.42	to	24.86	53,167	-	1.25	to	1.65	34.37	to	33.84
Invesco Charter Class A Shares
12/31/2023		499	29.06	to	29.06	14,491	0.36	1.30	to	1.30	21.45	to	21.45
12/31/2022		524	23.93	to	23.93	12,530	0.69	1.30	to	1.30	(21.74)	to	(21.74)
12/31/2021		558	30.58	to	30.58	17,069	0.36	1.30	to	1.30	25.75	to	25.75
12/31/2020		587	24.32	to	24.32	14,281	0.60	1.30	to	1.30	12.03	to	12.03
12/31/2019		590	21.70	to	21.70	12,805	0.60	1.30	to	1.30	27.34	to	27.34
Invesco Comstock Class A Shares
12/31/2023		31,872	36.20	to	33.52	1,317,129	1.73	1.25	to	1.65	10.85	to	10.41
12/31/2022		34,273	32.66	to	30.36	1,273,138	1.38	1.25	to	1.65	(0.44)	to	(0.84)
12/31/2021		46,520	32.80	to	30.62	1,780,838	1.42	1.25	to	1.65	31.66	to	31.14
12/31/2020		59,663	24.91	to	23.35	1,718,844	2.36	1.25	to	1.65	(2.02)	to	(2.41)
12/31/2019		57,897	25.43	to	23.93	1,712,990	2.09	1.25	to	1.65	23.79	to	23.29
Invesco Discovery Mid Cap Growth Class A Shares
12/31/2023		9,884	13.74	to	13.74	135,784	-	1.30	to	1.30	11.51	to	11.51
12/31/2022		9,773	12.32	to	12.32	120,402	-	1.30	to	1.30	(31.98)	to	(31.98)
12/31/2021		11,819	18.11	to	18.11	214,079	-	1.30	to	1.30	17.33	to	17.33
12/31/2020	(1)	12,457	15.44	to	15.44	192,304	-	1.30	to	1.30	-	to	-
Invesco Equity and Income Class A Shares
12/31/2023		1,841	38.77	to	38.77	71,385	1.85	1.30	to	1.30	8.57	to	8.57
12/31/2022		2,761	35.71	to	35.71	98,594	1.75	1.30	to	1.30	(8.91)	to	(8.91)
12/31/2021		3,042	39.20	to	39.20	119,252	1.12	1.30	to	1.30	16.50	to	16.50
12/31/2020		7,573	33.65	to	33.65	254,854	1.83	1.30	to	1.30	8.55	to	8.55
12/31/2019		7,513	31.00	to	31.00	232,905	1.87	1.30	to	1.30	18.52	to	18.52

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Invesco Fundamental Alternatives Class A Shares
12/31/2023	1,695	$15.96	to	$15.96	$27,054	0.85%	1.30%	to	1.30%	2.22%	to	2.22%
12/31/2022	1,703	15.62	to	15.62	26,595	-	1.30	to	1.30	(8.47)	to	(8.47)
12/31/2021	1,712	17.06	to	17.06	29,208	2.79	1.30	to	1.30	1.16	to	1.16
12/31/2020	1,718	16.87	to	16.87	28,976	1.91	1.30	to	1.30	0.15	to	0.15
12/31/2019	1,725	16.84	to	16.84	29,046	2.02	1.30	to	1.30	5.20	to	5.20
Invesco Global Class A Shares
12/31/2023	373	54.91	to	54.91	20,457	-	1.30	to	1.30	32.31	to	32.31
12/31/2022	392	41.50	to	41.50	16,264	-	1.30	to	1.30	(33.02)	to	(33.02)
12/31/2021	726	61.96	to	61.96	44,962	-	1.30	to	1.30	13.87	to	13.87
12/31/2020	3,034	54.41	to	54.41	165,084	-	1.30	to	1.30	25.97	to	25.97
12/31/2019	3,150	43.19	to	43.19	136,053	0.44	1.30	to	1.30	29.87	to	29.87
Invesco Main Street Class A Shares
12/31/2023	4,362	39.06	to	36.17	197,289	0.17	1.25	to	1.65	21.55	to	21.06
12/31/2022	4,486	32.13	to	29.88	167,489	0.86	1.25	to	1.65	(21.16)	to	(21.48)
12/31/2021	4,574	40.76	to	38.05	217,163	0.61	1.25	to	1.65	26.02	to	25.51
12/31/2020	4,737	32.34	to	30.31	179,151	0.91	1.25	to	1.65	12.94	to	12.49
12/31/2019	5,109	28.64	to	26.95	172,283	0.90	1.25	to	1.65	30.30	to	29.78
Invesco Main Street Mid Cap Class A Shares
12/31/2023	2,086	36.51	to	33.81	73,267	-	1.25	to	1.65	13.06	to	12.61
12/31/2022	2,236	32.29	to	30.02	69,625	0.09	1.25	to	1.65	(15.41)	to	(15.75)
12/31/2021	2,767	38.17	to	35.63	102,054	0.21	1.25	to	1.65	21.50	to	21.01
12/31/2020	2,909	31.42	to	29.44	88,479	-	1.25	to	1.65	7.78	to	7.35
12/31/2019	321	29.15	to	27.43	9,066	-	1.25	to	1.65	30.50	to	29.98
Invesco Value Opportunities Class A Shares
12/31/2023	2,927	2.82	to	2.69	8,063	0.23	1.25	to	1.65	13.72	to	13.27
12/31/2022	2,955	2.48	to	2.37	7,170	0.50	1.25	to	1.65	0.10	to	(0.30)
12/31/2021	2,981	2.48	to	2.38	7,241	0.59	1.25	to	1.65	33.91	to	33.37
12/31/2020	3,004	1.85	to	1.78	5,460	0.31	1.25	to	1.65	4.17	to	3.75
12/31/2019	3,030	1.78	to	1.72	5,298	-	1.25	to	1.65	28.26	to	27.75
Janus Henderson Enterprise Class A Shares
12/31/2023	16,783	59.90	to	56.53	970,879	-	1.25	to	1.65	16.12	to	15.66
12/31/2022	18,627	51.59	to	48.88	929,896	-	1.25	to	1.65	(17.36)	to	(17.69)
12/31/2021	20,302	62.42	to	59.39	1,229,081	0.70	1.25	to	1.65	15.52	to	15.06
12/31/2020	24,211	54.04	to	51.62	1,273,876	-	1.25	to	1.65	18.40	to	17.93
12/31/2019	27,556	45.64	to	43.77	1,227,257	0.08	1.25	to	1.65	33.12	to	32.58
Janus Henderson Forty Class A Shares
12/31/2023	1,032	49.26	to	46.06	49,165	0.01	1.25	to	1.65	37.81	to	37.26
12/31/2022	1,137	35.74	to	33.55	39,385	-	1.25	to	1.65	(34.53)	to	(34.79)
12/31/2021	1,014	54.59	to	51.45	53,723	0.43	1.25	to	1.65	21.14	to	20.66
12/31/2020	1,113	45.07	to	42.64	48,771	0.18	1.25	to	1.65	37.09	to	36.54
12/31/2019	1,374	32.87	to	31.23	44,036	0.09	1.25	to	1.65	34.76	to	34.23
JPMorgan Small Cap Growth Class A Shares
12/31/2023	261	33.75	to	31.56	8,523	-	1.25	to	1.65	12.45	to	12.00
12/31/2022	294	30.02	to	28.18	8,561	-	1.25	to	1.65	(33.27)	to	(33.54)
12/31/2021	256	44.98	to	42.39	11,179	-	1.25	to	1.65	(7.23)	to	(7.60)
12/31/2020	231	48.49	to	45.88	10,893	0.06	1.25	to	1.65	57.23	to	56.61
12/31/2019	340	30.84	to	29.30	10,215	-	1.25	to	1.65	35.40	to	34.86
Lord Abbett Affiliated Class A Shares
12/31/2023	1,146	28.09	to	26.01	30,695	1.85	1.25	to	1.65	9.12	to	8.68
12/31/2022	1,170	25.74	to	23.93	28,765	1.29	1.25	to	1.65	(10.97)	to	(11.32)
12/31/2021	1,194	28.91	to	26.99	33,048	1.53	1.25	to	1.65	25.17	to	24.67
12/31/2020	1,217	23.10	to	21.65	26,964	2.13	1.25	to	1.65	(2.50)	to	(2.89)
12/31/2019	1,242	23.69	to	22.29	28,290	2.32	1.25	to	1.65	23.69	to	23.19

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Lord Abbett Bond-Debenture Class A Shares
12/31/2023	12,369	$21.25	to	$19.68	$277,564	5.21%	1.25%	to	1.65%	5.53%	to	5.11%
12/31/2022	14,421	20.13	to	18.72	309,618	3.74	1.25	to	1.65	(13.77)	to	(14.11)
12/31/2021	24,568	23.35	to	21.79	661,694	3.33	1.25	to	1.65	1.97	to	1.57
12/31/2020	25,474	22.90	to	21.46	673,316	3.93	1.25	to	1.65	6.26	to	5.84
12/31/2019	25,991	21.55	to	20.28	645,794	4.10	1.25	to	1.65	11.96	to	11.52
Lord Abbett Mid Cap Stock Class A Shares
12/31/2023	12,878	28.80	to	26.67	471,799	0.49	1.25	to	1.65	14.07	to	13.61
12/31/2022	16,662	25.25	to	23.48	534,502	0.83	1.25	to	1.65	(12.17)	to	(12.52)
12/31/2021	18,576	28.75	to	26.83	682,108	0.64	1.25	to	1.65	27.28	to	26.77
12/31/2020	26,274	22.59	to	21.17	734,653	1.37	1.25	to	1.65	1.46	to	1.05
12/31/2019	27,208	22.26	to	20.95	748,435	0.89	1.25	to	1.65	21.38	to	20.90
MFS® Growth Class A Shares
12/31/2023	14,563	46.94	to	46.94	683,575	-	1.30	to	1.30	34.04	to	34.04
12/31/2022	18,029	35.02	to	35.02	631,380	-	1.30	to	1.30	(32.21)	to	(32.21)
12/31/2021	16,462	51.66	to	51.66	850,383	-	1.30	to	1.30	21.74	to	21.74
12/31/2020	22,403	42.43	to	42.43	950,597	-	1.30	to	1.30	29.60	to	29.60
12/31/2019	27,745	32.74	to	32.74	908,369	-	1.30	to	1.30	35.58	to	35.58
MFS® Mid Cap Growth Class A Shares
12/31/2023	11,493	54.10	to	54.10	621,812	-	1.30	to	1.30	19.44	to	19.44
12/31/2022	12,776	45.30	to	45.30	578,736	-	1.30	to	1.30	(29.45)	to	(29.45)
12/31/2021	15,949	64.20	to	64.20	1,023,998	-	1.30	to	1.30	12.27	to	12.27
12/31/2020	18,177	57.19	to	57.19	1,039,469	-	1.30	to	1.30	33.58	to	33.58
12/31/2019	22,830	42.81	to	42.81	977,344	-	1.30	to	1.30	35.65	to	35.65
MFS® Research International Class A Shares
12/31/2023	14,224	32.27	to	32.27	458,984	1.50	1.30	to	1.30	11.65	to	11.65
12/31/2022	14,887	28.90	to	28.90	430,268	1.32	1.30	to	1.30	(18.58)	to	(18.58)
12/31/2021	15,674	35.50	to	35.50	556,368	0.97	1.30	to	1.30	10.15	to	10.15
12/31/2020	19,569	32.22	to	32.22	630,567	0.82	1.30	to	1.30	11.44	to	11.44
12/31/2019	20,555	28.92	to	28.92	594,354	1.75	1.30	to	1.30	26.03	to	26.03
PIMCO CommodityRealReturn Strategy Class A Shares
12/31/2023	28,077	7.78	to	7.20	209,068	4.37	1.25	to	1.65	(9.02)	to	(9.38)
12/31/2022	27,392	8.55	to	7.95	224,613	25.25	1.25	to	1.65	7.10	to	6.67
12/31/2021	37,802	7.98	to	7.45	289,935	21.54	1.25	to	1.65	31.15	to	30.63
12/31/2020	51,056	6.09	to	5.71	299,254	1.42	1.25	to	1.65	(0.83)	to	(1.23)
12/31/2019	48,865	6.14	to	5.78	289,424	3.73	1.25	to	1.65	10.36	to	9.92
PIMCO Low Duration Class A Shares
12/31/2023	80,387	11.77	to	11.01	906,249	3.80	1.25	to	1.65	3.71	to	3.29
12/31/2022	85,923	11.35	to	10.66	936,779	1.22	1.25	to	1.65	(6.62)	to	(6.99)
12/31/2021	107,073	12.16	to	11.46	1,252,730	0.54	1.25	to	1.65	(2.20)	to	(2.60)
12/31/2020	115,293	12.43	to	11.76	1,386,419	1.56	1.25	to	1.65	1.83	to	1.42
12/31/2019	115,514	12.21	to	11.60	1,367,413	3.09	1.25	to	1.65	2.88	to	2.47
PIMCO Real Return Class A Shares
12/31/2023	45,795	14.45	to	13.38	628,475	2.87	1.25	to	1.65	2.05	to	1.64
12/31/2022	46,994	14.16	to	13.16	634,064	5.45	1.25	to	1.65	(13.31)	to	(13.65)
12/31/2021	54,464	16.33	to	15.25	849,557	4.67	1.25	to	1.65	3.95	to	3.53
12/31/2020	62,209	15.71	to	14.73	938,782	2.23	1.25	to	1.65	10.25	to	9.81
12/31/2019	67,134	14.25	to	13.41	921,270	1.57	1.25	to	1.65	6.75	to	6.32
PIMCO Total Return Class A Shares
12/31/2023	145,369	15.29	to	14.16	2,245,113	3.55	1.25	to	1.65	4.63	to	4.21
12/31/2022	159,100	14.62	to	13.59	2,341,981	2.94	1.25	to	1.65	(15.45)	to	(15.78)
12/31/2021	187,663	17.29	to	16.14	3,284,682	1.96	1.25	to	1.65	(2.41)	to	(2.80)
12/31/2020	196,379	17.71	to	16.60	3,529,150	2.16	1.25	to	1.65	7.16	to	6.73
12/31/2019	195,706	16.53	to	15.55	3,291,322	3.47	1.25	to	1.65	6.55	to	6.13

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Pioneer Class A Shares
12/31/2023	-	$45.73	to	$42.35	$-	-%	1.25%	to	1.65%	27.12%	to	26.61%
12/31/2022	476	35.97	to	33.45	16,517	0.37	1.25	to	1.65	(20.47)	to	(20.79)
12/31/2021	544	45.24	to	42.22	23,773	0.12	1.25	to	1.65	26.22	to	25.72
12/31/2020	598	35.84	to	33.59	20,752	0.50	1.25	to	1.65	22.36	to	21.88
12/31/2019	654	29.29	to	27.56	18,573	0.85	1.25	to	1.65	29.37	to	28.86
Pioneer High Yield Class A Shares
12/31/2023	299	20.75	to	19.21	5,978	5.39	1.25	to	1.65	9.07	to	8.64
12/31/2022	315	19.02	to	17.69	5,770	3.79	1.25	to	1.65	(11.97)	to	(12.32)
12/31/2021	383	21.61	to	20.17	8,002	4.23	1.25	to	1.65	4.44	to	4.02
12/31/2020	370	20.69	to	19.39	7,421	5.29	1.25	to	1.65	1.79	to	1.38
12/31/2019	348	20.33	to	19.13	6,860	5.08	1.25	to	1.65	12.67	to	12.22
Pioneer Select Mid Cap Growth Class A Shares
12/31/2023	-	38.59	to	36.43	-	-	1.25	to	1.65	17.19	to	16.72
12/31/2022	-	32.93	to	31.21	-	-	1.25	to	1.65	(32.13)	to	(32.40)
12/31/2021	-	48.52	to	46.17	-	-	1.25	to	1.65	6.62	to	6.20
12/31/2020	-	45.51	to	43.48	-	-	1.25	to	1.65	37.22	to	36.67
12/31/2019	-	33.16	to	31.81	-	-	1.25	to	1.65	31.08	to	30.56
Putnam International Equity Class A Shares
12/31/2023	25,638	26.93	to	26.93	690,339	1.90	1.30	to	1.30	17.09	to	17.09
12/31/2022	27,912	23.00	to	23.00	641,866	-	1.30	to	1.30	(15.94)	to	(15.94)
12/31/2021	30,562	27.36	to	27.36	836,095	1.28	1.30	to	1.30	7.36	to	7.36
12/31/2020	34,636	25.48	to	25.48	882,611	1.24	1.30	to	1.30	10.30	to	10.30
12/31/2019	37,520	23.10	to	23.10	866,836	1.67	1.30	to	1.30	23.88	to	23.88
Putnam Large Cap Growth Class A Shares
12/31/2023	765	28.64	to	28.64	21,913	-	1.30	to	1.30	42.37	to	42.37
12/31/2022	803	20.12	to	20.12	16,165	-	1.30	to	1.30	(31.24)	to	(31.24)
12/31/2021	857	29.26	to	29.26	25,062	-	1.30	to	1.30	20.94	to	20.94
12/31/2020	901	24.19	to	24.19	21,802	-	1.30	to	1.30	36.62	to	36.62
12/31/2019	905	17.71	to	17.71	16,031	-	1.30	to	1.30	34.66	to	34.66
Putnam Large Cap Value Class A Shares
12/31/2023	3,401	18.52	to	18.52	62,979	1.49	1.30	to	1.30	13.91	to	13.91
12/31/2022	3,440	16.25	to	16.25	55,923	1.77	1.30	to	1.30	(4.34)	to	(4.34)
12/31/2021	3,508	16.99	to	16.99	59,605	1.18	1.30	to	1.30	25.20	to	25.20
12/31/2020	3,576	13.57	to	13.57	48,528	1.64	1.30	to	1.30	4.47	to	4.47
12/31/2019	3,595	12.99	to	12.99	46,703	1.41	1.30	to	1.30	28.25	to	28.25
TA Aegon Sustainable Equity Income Service Class
12/31/2023	16,751	11.52	to	11.23	192,070	1.92	1.25	to	1.65	4.69	to	4.27
12/31/2022	17,013	11.00	to	10.77	186,458	1.79	1.25	to	1.65	(12.94)	to	(13.28)
12/31/2021	17,281	12.63	to	12.42	217,686	1.91	1.25	to	1.65	20.60	to	20.12
12/31/2020	17,520	10.48	to	10.34	183,120	2.73	1.25	to	1.65	(8.74)	to	(9.10)
12/31/2019	20,211	11.48	to	11.37	231,636	2.22	1.25	to	1.65	22.04	to	21.55
TA Asset Allocation - Conservative Class A Shares
12/31/2023	-	11.78	to	11.46	-	-	1.25	to	1.65	8.87	to	8.43
12/31/2022	-	10.82	to	10.57	-	-	1.25	to	1.65	(16.25)	to	(16.58)
12/31/2021	-	12.92	to	12.67	-	-	1.25	to	1.65	4.11	to	3.70
12/31/2020	-	12.41	to	12.22	-	-	1.25	to	1.65	11.75	to	11.31
12/31/2019	-	11.10	to	10.98	-	-	1.25	to	1.65	10.94	to	10.50
TA Asset Allocation - Moderate Class A Shares
12/31/2023	-	12.57	to	12.24	-	-	1.25	to	1.65	11.27	to	10.82
12/31/2022	-	11.30	to	11.04	-	-	1.25	to	1.65	(17.08)	to	(17.42)
12/31/2021	-	13.63	to	13.37	-	-	1.25	to	1.65	6.57	to	6.14
12/31/2020	-	12.79	to	12.60	-	-	1.25	to	1.65	13.22	to	12.77
12/31/2019	-	11.29	to	11.17	-	-	1.25	to	1.65	13.28	to	12.83

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

		At December 31					For the Year Ended December 31
Subaccount		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA Asset Allocation - Moderate Growth Class A Shares
12/31/2023		-	$13.69	to	$13.32	$-	-%	1.25%	to	1.65%	14.27%	to	13.81%
12/31/2022		-	11.98	to	11.71	-	-	1.25	to	1.65	(18.42)	to	(18.74)
12/31/2021		-	14.68	to	14.41	-	-	1.25	to	1.65	9.98	to	9.54
12/31/2020		-	13.35	to	13.15	-	-	1.25	to	1.65	15.45	to	14.99
12/31/2019		8,131	11.56	to	11.44	93,893	1.91	1.25	to	1.65	16.39	to	15.93

TA BlackRock Government Money Market Initial Class
12/31/2023		47,830	10.15	to	9.98	484,212	4.76	1.25	to	1.65	3.56	to	3.15
12/31/2022		49,788	9.80	to	9.68	486,918	1.55	1.25	to	1.65	0.15	to	(0.25)
12/31/2021		30,667	9.78	to	9.70	299,580	-	1.25	to	1.65	(1.24)	to	(1.63)
12/31/2020		36,703	9.91	to	9.86	363,452	0.38	1.25	to	1.65	(0.96)	to	(1.35)
12/31/2019	(1)	-	10.00	to	10.00	-	-	1.25	to	1.65	-	to	-

TA Bond Class A Shares
12/31/2023		-	1.40	to	1.32	-	-	1.25	to	1.65	4.65	to	4.23
12/31/2022		-	1.34	to	1.27	-	-	1.25	to	1.65	(14.51)	to	(14.85)
12/31/2021		-	1.56	to	1.49	-	-	1.25	to	1.65	(1.36)	to	(1.76)
12/31/2020		-	1.58	to	1.52	-	-	1.25	to	1.65	5.26	to	4.84
12/31/2019		-	1.50	to	1.45	-	-	1.25	to	1.65	7.72	to	7.29

TA International Focus Initial Class
12/31/2023		282,192	12.43	to	12.11	3,461,273	1.99	1.25	to	1.65	11.14	to	10.70
12/31/2022		302,613	11.18	to	10.94	3,346,220	2.34	1.25	to	1.65	(21.04)	to	(21.35)
12/31/2021		324,644	14.16	to	13.91	4,556,140	1.21	1.25	to	1.65	9.44	to	9.00
12/31/2020		370,876	12.94	to	12.76	4,766,342	2.26	1.25	to	1.65	19.40	to	18.92
12/31/2019		424,623	10.84	to	10.73	4,579,542	1.62	1.25	to	1.65	26.10	to	25.59

TA JPMorgan Mid Cap Value Service Class
12/31/2023		8,903	14.37	to	14.01	127,553	1.26	1.25	to	1.65	9.20	to	8.77
12/31/2022		9,039	13.16	to	12.88	118,655	0.56	1.25	to	1.65	(9.56)	to	(9.92)
12/31/2021		9,160	14.55	to	14.30	133,025	0.55	1.25	to	1.65	27.25	to	26.74
12/31/2020		11,678	11.44	to	11.28	133,341	1.04	1.25	to	1.65	(0.22)	to	(0.62)
12/31/2019		11,727	11.46	to	11.35	134,265	1.08	1.25	to	1.65	24.43	to	23.93

TA Multi-Managed Balanced Class A Shares
12/31/2023		-	15.66	to	15.25	-	-	1.25	to	1.65	16.96	to	16.49
12/31/2022		-	13.39	to	13.09	-	-	1.25	to	1.65	(17.54)	to	(17.86)
12/31/2021		-	16.24	to	15.93	-	-	1.25	to	1.65	15.12	to	14.66
12/31/2020		-	14.11	to	13.90	-	-	1.25	to	1.65	14.12	to	13.67
12/31/2019		-	12.36	to	12.23	-	-	1.25	to	1.65	19.81	to	19.33

TA Small/Mid Cap Value Class A Shares
12/31/2023		34,245	30.69	to	28.81	1,011,762	0.87	1.25	to	1.65	10.57	to	10.13
12/31/2022		36,232	27.75	to	26.16	970,064	0.38	1.25	to	1.65	(9.64)	to	(10.00)
12/31/2021		42,957	30.71	to	29.06	1,275,358	0.05	1.25	to	1.65	25.61	to	25.10
12/31/2020		55,563	24.45	to	23.23	1,318,715	0.58	1.25	to	1.65	1.97	to	1.56
12/31/2019		54,851	23.98	to	22.87	1,279,571	0.46	1.25	to	1.65	23.06	to	22.57

TA Sustainable Equity Income Class A Shares
12/31/2023		147,792	14.91	to	14.33	2,164,985	1.69	1.25	to	1.65	4.54	to	4.12
12/31/2022		144,022	14.26	to	13.76	2,021,018	1.41	1.25	to	1.65	(12.74)	to	(13.09)
12/31/2021		165,388	16.35	to	15.84	2,664,298	1.11	1.25	to	1.65	20.47	to	19.99
12/31/2020		208,081	13.57	to	13.20	2,789,398	2.07	1.25	to	1.65	(9.08)	to	(9.44)
12/31/2019		183,018	14.92	to	14.57	2,702,937	2.08	1.25	to	1.65	21.70	to	21.21

TA T. Rowe Price Small Cap Service Class
12/31/2023		4,156	16.18	to	15.77	66,211	-	1.25	to	1.65	19.38	to	18.90
12/31/2022		5,111	13.55	to	13.26	68,381	-	1.25	to	1.65	(23.56)	to	(23.86)
12/31/2021		5,451	17.73	to	17.42	95,621	-	1.25	to	1.65	9.70	to	9.26
12/31/2020		10,376	16.16	to	15.94	165,944	-	1.25	to	1.65	21.77	to	21.29
12/31/2019		11,400	13.27	to	13.14	150,169	-	1.25	to	1.65	30.75	to	30.22

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA TS&W International Equity Service Class
12/31/2023	2,262	$11.89	to	$11.59	$26,401	0.84%	1.25%	to	1.65%	13.83%	to	13.38%
12/31/2022	2,372	10.44	to	10.22	24,397	2.25	1.25	to	1.65	(15.69)	to	(16.03)
12/31/2021	2,497	12.39	to	12.17	30,548	1.94	1.25	to	1.65	11.80	to	11.35
12/31/2020	4,566	11.08	to	10.93	50,026	2.98	1.25	to	1.65	4.88	to	4.46
12/31/2019	4,850	10.57	to	10.47	50,836	1.19	1.25	to	1.65	19.24	to	18.76

TA US Growth Class A Shares
12/31/2023	31,844	39.26	to	37.44	1,212,509	-	1.25	to	1.65	39.64	to	39.09
12/31/2022	40,212	28.11	to	26.92	1,099,334	-	1.25	to	1.65	(32.50)	to	(32.77)
12/31/2021	36,464	41.65	to	40.03	1,479,800	-	1.25	to	1.65	18.71	to	18.24
12/31/2020	44,550	35.08	to	33.86	1,528,936	-	1.25	to	1.65	34.20	to	33.66
12/31/2019	56,871	26.14	to	25.33	1,458,170	-	1.25	to	1.65	37.62	to	37.07

TA WMC US Growth Service Class
12/31/2023	-	22.54	to	21.97	-	-	1.25	to	1.65	39.97	to	39.41
12/31/2022	-	16.10	to	15.76	-	-	1.25	to	1.65	(32.37)	to	(32.64)
12/31/2021	-	23.81	to	23.40	-	-	1.25	to	1.65	18.88	to	18.40
12/31/2020	-	20.03	to	19.76	-	-	1.25	to	1.65	35.24	to	34.70
12/31/2019	-	14.81	to	14.67	-	-	1.25	to	1.65	37.94	to	37.39

Virtus AllianzGI Dividend Value Class A Shares
12/31/2023	7,957	20.07	to	18.77	151,564	3.64	1.25	to	1.65	17.67	to	17.20
12/31/2022	8,310	17.06	to	16.01	135,050	1.16	1.25	to	1.65	(14.77)	to	(15.11)
12/31/2021	8,801	20.02	to	18.86	168,472	1.35	1.25	to	1.65	26.94	to	26.43
12/31/2020	9,255	15.77	to	14.92	140,086	1.77	1.25	to	1.65	(3.71)	to	(4.09)
12/31/2019	11,487	16.37	to	15.56	181,546	1.74	1.25	to	1.65	23.11	to	22.62

Virtus AllianzGI Small-Cap Value Class A Shares
12/31/2023	5,302	31.75	to	29.40	217,002	2.28	1.25	to	1.65	21.47	to	20.99
12/31/2022	5,786	26.13	to	24.30	192,370	0.83	1.25	to	1.65	(17.26)	to	(17.59)
12/31/2021	6,810	31.59	to	29.48	279,542	1.07	1.25	to	1.65	22.69	to	22.20
12/31/2020	7,260	25.75	to	24.13	244,241	1.93	1.25	to	1.65	(5.79)	to	(6.17)
12/31/2019	8,023	27.33	to	25.72	289,199	0.44	1.25	to	1.65	22.74	to	22.25

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2023

5. Financial Highlights (continued)

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2023

6. Administrative and Mortality and Expense Risk Charges

TFLIC deducts an annual charge during the accumulation phase, not to exceed $75, proportionately from the subaccounts’ unit values. An annual charge ranging from 1.25% to 1.65% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TFLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TFLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TFLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TFLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2023

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TFLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TFLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TFLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.